Document and Entity Information	12 Months Ended
Mar. 31, 2012
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar 31, 2012
Trading Symbol	MNDL
Entity Registrant Name	MANDALAY DIGITAL GROUP, INC.
Entity Central Index Key	0000317788
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Current assets
Cash and cash equivalents	$ 8,799	$ 845
Accounts receivable, net of allowances of $108 and $96, respectively	1,190	2,699
Prepaid expenses and other current assets	120	296
Total current assets	10,109	3,840
Property and equipment, net	230	388
Intangible assets, net	817	3,366
Goodwill	3,640	6,609
TOTAL ASSETS	14,796	14,203
Current liabilities
Accounts payable	3,051	3,807
Accrued license fees	1,155	1,189
Accrued compensation	582	371
Current portion of long term debt	75	273
Warrant derivative liabilities	452	223
Other current liabilities	705	1,261
Total current liabilities	6,020	7,124
Long term debt and convertible debt, net of discounts of $2,147 and $1,856, respectively	3,077	4,461
Total liabilities	9,097	11,585
Stockholders' equity
Preferred stock Series A convertible preferred stock at $0.0001 par value; 100,000 shares authorized, issued and outstanding (liquidation preference of $1,000,000)	100	100
Common stock, $0.0001 par value: 100,000,000 shares authorized; 82,656,945 issued and 76,581,945 outstanding at March 31, 2012; 45,047,224 issued and 41,274,225 outstanding at March 31, 2011;	7	4
Additional paid-in capital	133,300	99,612
Treasury Stock (3,772,999 shares at March 31, 2012 and 2011)	(71)	(71)
Accumulated other comprehensive loss	(194)	(291)
Accumulated deficit	(127,443)	(96,736)
Total stockholders' equity	5,699	2,618
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 14,796	$ 14,203

Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2012	Mar. 31, 2011
Accounts receivable, allowances	$ 108,000	$ 96,000
Long term debt and convertible debt, discounts	2,147,000	1,856,000
Series A convertible preferred stock, par value	$ 0.0001	$ 0.0001
Series A convertible preferred stock, shares authorized	100,000	100,000
Series A convertible preferred stock, shares issued	100,000	100,000
Series A convertible preferred stock, shares outstanding	100,000	100,000
Series A convertible preferred stock, liquidation preference	$ 1,000,000	$ 1,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, issued	82,656,945	45,047,224
Common stock, outstanding	76,581,945	41,274,225
Treasury Stock, shares	3,772,999	3,772,999

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Net revenues	$ 7,230	$ 9,186
Cost of revenues
License fees	2,643	2,915
Other direct cost of revenues	230	295
Total cost of revenues	2,873	3,210
Gross profit	4,357	5,976
Operating expenses
Product development	2,154	3,528
Sales and marketing	873	2,142
General and administrative	13,013	5,698
Amortization of intangible assets		54
Impairment of intangible assets	2,319	4,482
Impairment of goodwill	2,969	1,546
Total operating expenses	21,328	17,450
Loss from operations	(16,971)	(11,474)
Interest and other income / (expense)
Interest income/ (expense)	(12,497)	(1,761)
Foreign exchange transaction gain / (loss)	(94)	(83)
Change in fair value of accrued derivative liabilities gain / (loss)	(4,447)
Loss on extinguishment of debt	2,004
Gain / (loss) on settlement of debt	1,393	(864)
Other income / (expense)	15	(2)
Interest and other expense	(13,626)	(2,710)
Loss from operations before income taxes	(30,597)	(14,184)
Income tax provision	(110)	(224)
Net loss from continuing operations, net of taxes	(30,707)	(14,408)
Discontinued operations, net of taxes:
Income from discontinued operations, net of taxes		809
Gain on disposal of discontinued operations, net of taxes		4,215
Net income from discontinued operations, net of taxes		5,024
Net (loss)/profit income	(30,707)	(9,384)
Other comprehensive (loss) / income:
Foreign currency translation adjustment	97	128
Comprehensive (loss) / income	$ (30,610)	$ (9,256)
Basic and diluted net income / (loss) per common share	$ (0.62)	$ (0.25)
Continuing operations	$ (0.62)	$ (0.38)
Discontinued operations		$ 0.13
Weighted average common shares outstanding, basic and diluted	49,418	37,664
Weighted average common shares outstanding, diluted	49,418	37,664

Consolidated Statements of Stockholders' Equity and Comprehensive Loss (USD $) In Thousands, except Share data	Total USD ($)	Embedded conversion option USD ($)	Services USD ($)	Warrant derivative USD ($)	Debt USD ($)	Acquisition of assets USD ($)	Stock Based Compensation USD ($)	Common Stock USD ($)	Common Stock Services USD ($)	Common Stock Acquisition of assets	Common Stock Stock Based Compensation	Preferred Stock USD ($)	Treasury Stock USD ($)	Additional Paid-In Capital USD ($)	Additional Paid-In Capital Embedded conversion option USD ($)	Additional Paid-In Capital Services USD ($)	Additional Paid-In Capital Warrant derivative USD ($)	Additional Paid-In Capital Debt USD ($)	Additional Paid-In Capital Acquisition of assets USD ($)	Additional Paid-In Capital Stock Based Compensation USD ($)	Accumulated Other Comprehensive Income/(Loss) USD ($)	Accumulated Deficit USD ($)
Beginning Balance at Mar. 31, 2010	$ 8,074							$ 4				$ 100		$ 95,741							$ (419)	$ (87,352)
Beginning Balance (in shares) at Mar. 31, 2010								39,776,597				100,000
Net loss	(9,384)																					(9,384)
Foreign currency translation	128																				128
Deferred stock-based compensation	251													251
Issuance of common stock as part of compensation (in shares)								300,000
Issuance of common stock as part of compensation	75													75
Stock voided as part of disposal of subsidiary (in shares)								(561,798)
Stock voided as part of disposal of subsidiary	(197)													(197)
Stock acquired by company as part of disposal of subsidiary (in shares)								(3,540,574)
Stock acquired by company as part of disposal of subsidiary	(1,239)												(71)	(1,168)
Issuance of warrants			76													76
Issuance of convertible debt and associated warrants	2,500													2,500
Repricing		113		172											113		172
Stock issued for services (in shares)								5,300,000
Stock issued for services	2,049													2,049
Ending Balance at Mar. 31, 2011	2,618							4				100	(71)	99,612							(291)	(96,736)
Ending Balance (in shares) at Mar. 31, 2011								41,274,225				100,000
Net loss	(30,707)																					(30,707)
Foreign currency translation	97																				97
Issuance of common stock as part of compensation (in shares)								347,244
Issuance of common stock as part of compensation	69													69
Issuance of restricted stock (in shares)									23,100,000	50,000	1,375,000
Issuance of restricted stock			6,668			31	568		2							6,666			31	568
Issuance of warrants			133		4,374											133		4,374
Reclassification of derivative liabilities	9,034													9,034
Issuance of common stock for cash (in shares)								3,857,143
Issuance of common stock for cash	2,700													2,700
Convertible debt converted to stock (in shares)								12,653,333
Convertible debt converted to stock	10,114							1						10,113
Ending Balance at Mar. 31, 2012	$ 5,699							$ 7				$ 100	$ (71)	$ 133,300							$ (194)	$ (127,443)
Ending Balance (in shares) at Mar. 31, 2012								82,656,945				100,000

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities
Net (loss)/income	$ (30,707)	$ (9,384)
Adjustments to reconcile net income/(loss) to net cash used in operating activities:
Gain on disposal of discontinued operations, net of taxes, net of impact of foreign currency translation		(4,215)
Depreciation and amortization	429	638
Amortization of debt discount	9,709	644
Loss on extinguishment of debt	(2,004)
Settled debt with supplier	(1,393)
Finance costs	1,194
PIK interest expense	575
Allowance for doubtful accounts	(12)	(307)
Stock-based compensation		326
Impairment of goodwill and intangibles	5,288	6,028
Fair Value of warrants and conversion options issued for financing costs	1,255
Change in fair value of derivative liabilities	4,447
(Increase) / decrease in assets, net of effect of disposal of subsidiary:
Accounts receivable	1,521	3,303
Prepaid expenses and other current assets	176	160
Increase / (decrease) in liabilities, net of effect of disposal of subsidiary:
Accounts payable	637	(497)
Accrued license fees	(34)	(625)
Accrued compensation	211	(166)
Other liabilities and other items	(556)	(224)
Net cash used in operating activities	(1,829)	(1,909)
Cash flows from investing activities
Purchase of property and equipment	(17)	(88)
Transaction costs		(906)
Cash remaining with disposed subsidiary		(641)
Net cash used in investing activities	(17)	(1,635)
Cash flows from financing activities
Proceeds from new convertible debt	7,000	2,500
Issuance of shares for cash	2,700
Net cash provided by financing activities	9,700	2,500
Effect of exchange rate changes on cash and cash equivalents	100	(2)
Net change in cash and cash equivalents	7,954	(1,046)
Cash and cash equivalents, beginning of period	845	1,891
Cash and cash equivalents, end of period	8,799	845
Supplemental disclosure of cash flow information:
Taxes paid	119	226
Interest paid		1,763
Supplemental disclosure of non-cash investing and financing activities:
Conversion of convertible note and interest to shares of common stock	8,852
Issuance of warrants with convertible debenture	4,636
Beneficial conversion feature associated with convertible debenture	8,915	1,496
Reclassify derivative liability to additional paid in capital	13,786
Vendor
Adjustments to reconcile net income/(loss) to net cash used in operating activities:
Warrants and Stock issued for services	133	76
Services
Adjustments to reconcile net income/(loss) to net cash used in operating activities:
Warrants and Stock issued for services	7,302	2,049
Options and Compensation
Adjustments to reconcile net income/(loss) to net cash used in operating activities:
Repricing		113
Warrant derivative
Adjustments to reconcile net income/(loss) to net cash used in operating activities:
Repricing		$ 172

Organization	12 Months Ended
Mar. 31, 2012
Organization
1.	Organization

Mandalay Digital Group, Inc. (“we”, “us”, “our”, the “Company” or “Mandalay Digital”), formerly NeuMedia, Inc. (“NeuMedia”), formerly Mandalay Media, Inc. (“Mandalay Media”) and formerly Mediavest, Inc. (“Mediavest”), was originally incorporated in the state of Delaware on November 6, 1998 under the name eB2B Commerce, Inc. On April 27, 2000, it merged into DynamicWeb Enterprises Inc., a New Jersey corporation, the surviving company, and changed its name to eB2B Commerce, Inc. On April 13, 2005, the Company changed its name to Mediavest, Inc.  Through January 26, 2005, the Company and its former subsidiaries were engaged in providing business-to-business transaction management services designed to simplify trading between buyers and suppliers. The Company was inactive from January 26, 2005 until its merger with Twistbox Entertainment, Inc., February 12, 2008.  On September 14, 2007, Mediavest was re-incorporated in the state of Delaware as Mandalay Media, Inc. On May 11, 2010 the Company merged with a wholly-owned, newly formed subsidiary, changing its name to NeuMedia, Inc. On February 6, 2012, the Company merged with a wholly-owned, newly formed subsidiary, changing its name to Mandalay Digital Group, Inc.

Twistbox is a global publisher and distributor of branded entertainment content and services primarily focused on enabling the development, distribution and billing of content across mobile networks.  Twistbox publishes and distributes its content in a number of countries.  Since operations began in 2003, Twistbox has developed an intellectual property portfolio that includes mobile rights to global brands and content from film, television and lifestyle media companies. Twistbox has built a proprietary mobile publishing platform that includes: tools that automate device management for the distribution and billing of images and video; a mobile games development and distribution platform that automates the porting of mobile games and applications to multiple handsets; and a content standards and ratings system globally adopted by major wireless carriers to assist with the responsible deployment of age-verified content.  Twistbox has distribution and service agreements with many of the largest mobile operators in the world.

Twistbox is headquartered in the Los Angeles area and has offices in Europe that provide local sales and marketing support for both mobile operators and third party distribution in their respective regions.

On October 23, 2008 the Company completed an acquisition of 100% of the issued and outstanding share capital of AMV Holding Limited, a United Kingdom private limited company (“AMV”), and 80% of the issued and outstanding share capital of Fierce Media Ltd (“Fierce”).

AMV is a leading mobile media and marketing company delivering games and lifestyle content directly to consumers in the United Kingdom, Australia, South Africa and various other European countries. AMV markets its well established branded services through a unique Customer Relationship Management platform that drives revenue through mobile internet, print and TV advertising. AMV is headquartered in Marlow, outside of London in the United Kingdom.

On May 10, 2010, an administrator was appointed over AMV Holding Limited in the UK, at the request of the Company’s senior debt holder. As from that date, AMV and its subsidiaries are considered to be a discontinued operation. AMV and its subsidiaries were subsequently disposed, as set out in Note 8 below.

On May 11, 2010, Mandalay Media merged into its wholly-owned, newly formed subsidiary, NeuMedia Inc. (“NeuMedia”), with NeuMedia as the surviving corporation. NeuMedia issued: (1) one new share of common stock in exchange for each share of Mandalay Media’s outstanding common stock and (2) one new share of preferred stock in exchange for each share of Mandalay Media’s outstanding preferred stock as of May 11, 2010. NeuMedia’s preferred and common stock had the same status and par value as the respective stock of Mandalay Media and NeuMedia acceded to all the rights, acquired all the assets and assumed all of the liabilities of Mandalay Media.

On June 21, 2010, the Company signed and closed an agreement whereby ValueAct and the AMV Founders, acting through a newly formed company, acquired the operating subsidiaries of AMV (the “Assets”) in exchange for the release of $23,231 of secured indebtedness, comprising of a release of all amounts due and payable under the AMV Note and all of the amounts due and payable under the ValueAct Note (as defined below) except for $3,500 in principal. The Company retained all assets and liabilities of Twistbox and the Company other than the Assets. See Note 8 for further discussion on the discontinued operations.

On December 28, 2011, the Company issued 50,000 shares of the Company’s common stock as part of the consideration for in exchange for the assets of Digital Turbine Group, LLC, the developer of Digital Turbine (“DT”), a technology platform that allows media companies, mobile carriers, and their OEM handset partners to take advantage of multiple mobile operating systems across multiple networks, and offers solutions that allow them to maintain their own branding and personalized, one-to-one relationships with each end-user. DT’s cross-platform user interface and multimedia management system for carriers and OEMs can be integrated with different operating systems to provide a more organized and unified experience for end-users of mobile content across search, discovery, billing, and delivery. Other aspects of the platform, such as a smart content discovery toolbar, allows carriers and OEMs to control the data presented to their users while giving the end-user a more efficient way of finding and purchasing the desired content.

Liquidity	12 Months Ended
Mar. 31, 2012
Liquidity
2.	Liquidity

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. As reflected in the accompanying consolidated financial statements, the Company has losses from operations and negative cash flows from operations.

The primary sources of liquidity have historically been issuance of common and preferred stock and borrowings under credit facilities. In fiscal year 2012, the Company raised $9.7 million through issuance of convertible debt and equity financings and through restructuring existing debt to convertible debt. Until we become cash flow positive, we anticipate that our primary sources of liquidity will be cash generated by our operating activities, as well as further borrowings or further capital raises. Assuming there are no further changes in expected sales and expense trends subsequent to March 31, 2012, the Company believes that its cash position will be sufficient to continue operations for the foreseeable next twelve months.

Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2012
Summary of Significant Accounting Policies
3.	Summary of Significant Accounting Policies

Basis of Presentation

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) for annual financial statements.  The financial statements, in the opinion of management, include all adjustments necessary for a fair statement of the results of operations, financial position and cash flows for each period presented.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and our wholly-owned subsidiaries. All material intercompany balances and transactions have been eliminated in consolidation. Discontinued operations have been treated in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”)  205-20, Discontinued Operations.

Revenue Recognition

The Company’s revenues are derived primarily by licensing material and software in the form of products (Image Galleries, Wallpapers, video, WAP Site access, Mobile TV), developing and maintaining carrier platforms, mobile advertising, mobile billing and mobile games. License arrangements with the end user can be on a perpetual or subscription basis.

A perpetual license gives an end user the right to use the product, image or game on the registered handset on a perpetual basis. A subscription license gives an end user the right to use the product, image or game on the registered handset for a limited period of time, ranging from a few days to as long as one month.

The Company either markets and distributes its products directly to consumers, or distributes products through mobile telecommunications service providers (“carriers”), in which case the carrier markets the product, images or games to end users. License fees for perpetual and subscription licenses are usually billed upon download of the product, image or game by the end user. In the case of subscription licenses, many subscriber agreements provide for automatic renewal until the subscriber opts-out, while others provide opt-in renewal. In either case, subsequent billings for subscription licenses are generally billed monthly. The Company applies the provisions of FASB ASC 985-605, Software Revenue Recognition, to all transactions.

Revenues are recognized from the Company’s products, images and games when persuasive evidence of an arrangement exists, the product, image or game has been delivered, the fee is fixed or determinable, and the collection of the resulting receivable is probable. For both perpetual and subscription licenses, management considers a license agreement to be evidence of an arrangement with a carrier or aggregator and a “clickwrap” agreement to be evidence of an arrangement with an end user. For these licenses, the Company defines delivery as the download of the product, image or game by the end user.

The Company estimates revenues from carriers in the current period when reasonable estimates of these amounts can be made. Most carriers only provide detailed sales transaction data on a one to two month lag. Estimated revenue is treated as unbilled receivables until the detailed reporting is received and the revenues can be billed. Some carriers provide reliable interim preliminary reporting and others report sales data within a reasonable time frame following the end of each month, both of which allow the Company to make reasonable estimates of revenues and therefore to recognize revenues during the reporting period when the end user licenses the product, image or game. Determination of the appropriate amount of revenue recognized involves judgments and estimates that the Company believes are reasonable, but it is possible that actual results may differ from the Company’s estimates. The Company’s estimates for revenues include consideration of factors such as preliminary sales data, carrier-specific historical sales trends, volume of activity on company monitored sites, seasonality, time elapsed from launch of services or product lines, the age of games and the expected impact of newly launched games, successful introduction of newer and more advanced handsets, promotions during the period and economic trends. When the Company receives the final carrier reports, to the extent not received within a reasonable time frame following the end of each month, the Company records any differences between estimated revenues and actual revenues in the reporting period when the Company determines the actual amounts. Revenues earned from certain carriers may not be reasonably estimated. If the Company is unable to reasonably estimate the amount of revenues to be recognized in the current period, the Company recognizes revenues upon the receipt of a carrier revenue report and when the Company’s portion of licensed revenues are fixed or determinable and collection is probable. To monitor the reliability of the Company’s estimates, management, where possible, reviews the revenues by country, by carrier and by product line on a regular basis to identify unusual trends such as differential adoption rates by carriers or the introduction of new handsets. If the Company deems a carrier not to be creditworthy, the Company defers all revenues from the arrangement until the Company receives payment and all other revenue recognition criteria have been met.

In accordance with FASB ASC 605-45, Reporting Revenue Gross as a Principal Versus Net as an Agent, the Company recognizes as revenues the amount the carrier reports as payable upon the sale of the Company’s products, images or games. The Company has evaluated its carrier agreements and has determined that it is not the principal when selling its products, images or games through carriers. Key indicators that it evaluated to reach this determination include:

—	wireless subscribers directly contract with the carriers, which have most of the service interaction and are generally viewed as the primary obligor by the subscribers;

—	carriers generally have significant control over the types of content that they offer to their subscribers;

—	carriers are directly responsible for billing and collecting fees from their subscribers, including the resolution of billing disputes;

—	carriers generally pay the Company a fixed percentage of their revenues or a fixed fee for each game;

—	carriers generally must approve the price of the Company’s content in advance of their sale to subscribers, and the Company’s more significant carriers generally have the ability to set the ultimate price charged to their subscribers; and

—	the Company has limited risks, including no inventory risk and limited credit risk.

For direct to consumer business, revenue is earned by delivering a product or service directly to the end user of that product or service. In those cases, the Company records as revenue the amount billed to that end user and recognizes the revenue when persuasive evidence of an arrangement exists, the product, image or game has been delivered, the fee is fixed or determinable, and the collection of the resulting receivable is probable. Substantially all of our discontinued operations represents direct to consumer business.

Net (Loss) per Common Share

Basic loss per common share is computed by dividing net loss attributable to common stockholders by the weighted average number of common shares outstanding for the period. Diluted net loss per share is computed by dividing net loss attributable to common stockholders by the weighted average number of common shares outstanding for the period plus dilutive common stock equivalents, using the treasury stock method. Potentially dilutive shares from stock options and warrants and the conversion of the Series A preferred stock were as follows:

	Year Ended	Year Ended
	March 31,	March 31,
	2012	2011

Potentially dilutive shares	21,943	11,992

Comprehensive Loss

Comprehensive loss consists of two components, net loss and other comprehensive income. Other comprehensive income refers to gains and losses that under generally accepted accounting principles are recorded as an element of stockholders’ equity, but are excluded from net income. The Company’s other comprehensive income currently includes only foreign currency translation adjustments.

Cash and Cash Equivalents

The Company considers all highly liquid short-term investments purchased with a maturity of three months or less to be cash equivalents.

Accounts Receivable

The Company maintains reserves for potential credit losses on accounts receivable. Management reviews the composition of accounts receivable and analyzes historical bad debts, customer concentrations, customer credit worthiness, current economic trends and changes in customer payment patterns to evaluate the adequacy of these reserves.

Content Provider Licenses

Content Provider License Fees

The Company’s royalty expenses consist of fees that it pays to branded content owners for the use of their intellectual property in the development of the Company’s games and other content, and other expenses directly incurred in earning revenue. Royalty-based obligations are either, accrued as incurred and subsequently paid, or in the case of content acquisitions, paid in advance and capitalized on our balance sheet as prepaid license fees. These royalty-based obligations are expensed to cost of revenues either at the applicable contractual rate related to that revenue or over the estimated life of the content acquired. Minimum guarantee license payments that are not recoupable against future royalties are capitalized and amortized over the lesser of the estimated life of the branded title or the term of the license agreement.

Content Acquired

Amounts paid to third party content providers as part of an agreement to make content available to the Company for a term or in perpetuity, without a revenue share, have been capitalized and are included in the balance sheet as prepaid expenses. These balances will be expensed over the estimated life of the content acquired.

Software Development Costs

The Company applies the principles of FASB ASC 985-20, Accounting for the Costs of Computer Software to Be Sold, Leased, or Otherwise Marketed (“ASC 985-20”). ASC 985-20 requires that software development costs incurred in conjunction with product development be charged to research and development expense until technological feasibility is established. Thereafter, until the product is released for sale, software development costs must be capitalized and reported at the lower of unamortized cost or net realizable value of the related product.

The Company has adopted the “tested working model” approach to establishing technological feasibility for its products and games. Under this approach, the Company does not consider a product or game in development to have passed the technological feasibility milestone until the Company has completed a model of the product or game that contains essentially all the functionality and features of the final game and has tested the model to ensure that it works as expected. To date, the Company has not incurred significant costs between the establishment of technological feasibility and the release of a product or game for sale; thus, the Company has expensed all software development costs as incurred. The Company considers the following factors in determining whether costs can be capitalized: the emerging nature of the mobile market; the gradual evolution of the wireless carrier platforms and mobile phones for which it develops products and games; the lack of pre-orders or sales history for its products and games; the uncertainty regarding a product’s or game’s revenue-generating potential; its lack of control over the carrier distribution channel resulting in uncertainty as to when, if ever, a product or game will be available for sale; and its historical practice of canceling products and games at any stage of the development process.

Product Development Costs

The Company charges costs related to research, design and development of products to product development expense as incurred. The types of costs included in product development expenses include salaries, contractor fees and allocated facilities costs.

Advertising Expenses

The Company expenses the costs of advertising, including direct response advertising, the first time the advertising takes place. Advertising expense for continuing operations was $7 and $116 in the years ended March 31, 2012 and 2011, respectively. Advertising expense for discontinued operations was $0 and $956 in the years ended March 31, 2012 and 2011, respectively.

Restructuring

The Company accounts for costs associated with employee terminations and other exit activities in accordance with FASB ASC 420-10, Accounting for Costs Associated with Exit or Disposal Activities. The Company records employee termination benefits as an operating expense when it communicates the benefit arrangement to the employee and it requires no significant future services, other than a minimum retention period, from the employee to earn the termination benefits.

Presentation

In order to facilitate the comparison of financial information, certain amounts reported in the prior year have been reclassified to conform to the current year presentation.

Fair Value of Financial Instruments

As of March 31, 2012 and 2011, the carrying value of cash and cash equivalents, accounts receivable, prepaid expenses and other current assets, accounts payable, accrued license fees, accrued compensation, derivative liabilities and other current liabilities approximates fair value due to the short-term nature of such instruments.

Derivative Liabilities

The Company applies ASC Topic 815, “Derivatives and Hedging,” which provides a two-step model to determine whether a financial instrument or an embedded feature is indexed to an issuer’s own stock and thus able to qualify for the scope exception in ASC 815-10-15-74. Using the criteria in ASC 815, the Company determines which instruments or embedded features that require liability accounting and records the fair values as a derivative liability. The changes in the values of the derivative liabilities are shown in the accompanying consolidated statements of operations as “change in fair value of accrued derivative liabilities gain / (loss).”

Foreign Currency Translation

The Company uses the United States dollar for financial reporting purposes.  Assets and liabilities of foreign operations are translated using current rates of exchange prevailing at the balance sheet date. Equity accounts have been translated at their historical exchange rates when the capital transaction occurred.  Statement of Operations amounts are translated at average rates in effect for the reporting period. The foreign currency translation adjustment gains of $97 in the year ended March 31, 2012 and $128 in the year ended March 31, 2011 has been reported as a component of comprehensive loss in the consolidated statements of stockholders’ equity and comprehensive income.

Concentrations of Credit Risk

Financial instruments which potentially subject us to concentration of credit risk consist principally of cash and cash equivalents, and accounts receivable. We have placed cash and cash equivalents with a single high credit-quality institution. Most of our sales are made directly to large national Mobile Phone Operators in the countries that we operate. We have a significant level of business and resulting significant accounts receivable balance with one operator and therefore have a high concentration of credit risk with that operator. We perform ongoing credit evaluations of our customers and maintain an allowance for potential credit losses. As of March 31, 2012, one major customer represented approximately 39% of our gross accounts receivable outstanding, and 43% of gross accounts receivable outstanding as of March 31, 2011. This customer accounted for 41% of our gross revenues in the year ended March 31, 2012; and 49% in the year ended March 31, 2011.

Property and Equipment

Property and equipment is stated at cost.  Depreciation and amortization is calculated using the straight-line method over the estimated useful lives of the related assets. Estimated useful lives are the lesser of 8 to 10 years or the term of the lease for leasehold improvements and 5 years for other assets.

Goodwill and Indefinite Life Intangible Assets

Goodwill represents the excess of cost over fair value of net assets of businesses acquired. In accordance with FASB ASC 350-20 Goodwill and Other Intangible Assets, the value assigned to goodwill and indefinite lived intangible assets, including trademarks and tradenames, is not amortized to expense, but rather they are evaluated at least on an annual basis to determine if there are potential impairments. If the fair value of the reporting unit is less than its carrying value, an impairment loss is recorded to the extent that the implied fair value of the reporting unit goodwill is less than the carrying value. If the fair value of an indefinite lived intangible (such as trademarks and trade names) is less than its carrying amount, an impairment loss is recorded. Fair value is determined based on discounted cash flows, market multiples or appraised values, as appropriate. Discounted cash flow analysis requires assumptions about the timing and amount of future cash inflows and outflows, risk, the cost of capital, and terminal values. Each of these factors can significantly affect the value of the intangible asset. The estimates of future cash flows, based on reasonable and supportable assumptions and projections, require management’s judgment. Any changes in key assumptions about the Company’s businesses and their prospects, or changes in market conditions, could result in an impairment charge. Some of the more significant estimates and assumptions inherent in the intangible asset valuation process include: the timing and amount of projected future cash flows; the discount rate selected to measure the risks inherent in the future cash flows; and the assessment of the asset’s life cycle and the competitive trends impacting the asset, including consideration of any technical, legal or regulatory trends.

In the year ended March 31, 2012, the Company determined that there was an impairment of goodwill, amounting to $2,969.  In the year ended March 31, 2011, the Company determined that there was an impairment of goodwill, amounting to $1,546. In performing the related valuation analysis, the Company used various valuation methodologies including probability weighted discounted cash flows, comparable transaction analysis, and market capitalization and comparable company multiple comparison. The impairment is detailed in Note 9 below.

Impairment of Long-Lived Assets and Finite Life Intangibles

Long-lived assets, including, intangible assets subject to amortization primarily consist of customer lists, license agreements and software that have been acquired are amortized using the straight-line method over their useful life ranging from five to eight years and are reviewed for impairment in accordance with FASB ASC 360-10, Accounting for the Impairment or Disposal of Long-Lived Assets, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.

In the year ended March 31, 2012, the Company determined that there was an impairment of intangible assets amounting to $2,319. In the year ended March 31, 2011, the Company determined that there was an impairment of intangible assets, amounting to $4,482. In performing the related valuation analysis the Company used various valuation methodologies including probability weighted discounted cash flows, comparable transaction analysis, and market capitalization and comparable company multiple comparison. The impairment is detailed in Note 9 below.

Income Taxes

The Company accounts for income taxes in accordance with FASB ASC 740-10, Accounting for Income Taxes (“ASC 740-10”), which requires recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in its financial statements or tax returns. Under ASC 740-10, the Company determines deferred tax assets and liabilities for temporary differences between the financial reporting basis and the tax basis of assets and liabilities along with net operating losses, if it is more likely than not the tax benefits will be realized using the enacted tax rates in effect for the year in which it expects the differences to reverse.  To the extent a deferred tax asset cannot be recognized, a valuation allowance is established if necessary.

ASC 740-10 prescribes that a company should use a more-likely-than-not recognition threshold based on the technical merits of the tax position taken. Tax positions that meet the “more-likely-than-not” recognition threshold should be measured as the largest amount of the tax benefits, determined on a cumulative probability basis, which is more likely than not to be realized upon ultimate settlement in the financial statements. We recognize interest and penalties related to income tax matters as a component of the provision for income taxes. We do not currently anticipate that the total amount of unrecognized tax benefits will significantly change within the next 12 months.

Stock-based compensation.

We have applied FASB ASC 718 Share-Based Payment (“ASC 718”) and accordingly, we record stock-based compensation expense for all of our stock-based awards.

Under ASC 718, we estimate the fair value of stock options granted using the Black-Scholes option pricing model. The fair value for awards that are expected to vest is then amortized on a straight-line basis over the requisite service period of the award, which is generally the option vesting term. The amount of expense recognized represents the expense associated with the stock options we expect to ultimately vest based upon an estimated rate of forfeitures; this rate of forfeitures is updated as necessary and any adjustments needed to recognize the fair value of options that actually vest or are forfeited are recorded.

The Black-Scholes option pricing model, used to estimate the fair value of an award, requires the input of subjective assumptions, including the expected volatility of our common stock, interest rates, dividend rates and an option’s expected life. As a result, the financial statements include amounts that are based upon our best estimates and judgments relating to the expenses recognized for stock-based compensation.

The Company grants restricted stock subject to market or performance conditions that vest based on the satisfaction of the conditions of the award. Unvested restricted stock entitles the grantees to dividends, if any, with voting rights determined in each agreement. The fair market values of market condition-based awards are determined using the Monte Carlo simulation method. The Monte Carlo simulation method is subject to variability as several factors utilized must be estimated, including the derived service period, which is estimated based on the Company’s judgment of likely future performance and the Company’s stock price volatility. The fair value of performance-based awards is determined using the market closing price on the grant date. Derived service periods and the periods charged with compensation expense for performance-based awards are estimated based on the Company’s judgment of likely future performance and may be adjusted in future periods depending on actual performance.

Preferred Stock

The Company applies the guidance enumerated in FASB ASC 480-10, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (“ASC 480-10”) when determining the classification and measurement of preferred stock. Preferred shares subject to mandatory redemption (if any) are classified as liability instruments and are measured at fair value in accordance with ASC 480-10. All other issuances of preferred stock are subject to the classification and measurement principles of ASC 480-10. Accordingly, the Company classifies conditionally redeemable preferred shares (if any), which includes preferred shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control, as temporary equity. At all other times, the Company classifies its preferred shares in stockholders’ equity.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent asset and liabilities at the date of the financial statements and reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The most significant estimates relate to revenues for periods not yet reported by Carriers, liabilities recorded for future minimum guarantee payments under content licenses, accounts receivable allowances, and stock-based compensation expense.

Recently Adopted Accounting Pronouncements

In December 2010, the FASB issued updated guidance on when and how to perform certain steps of the periodic goodwill impairment test for public entities that may have reporting units with zero or negative carrying amounts. This guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2010, with early adoption prohibited. It is applicable to the Company’s fiscal year beginning April 1, 2011. The Company evaluated this guidance, and determined it doesn’t have a material effect on its consolidated financial statements.

In December 2010, the FASB also issued guidance to clarify the reporting of pro forma financial information related to business combinations of public entities and to expand certain supplemental pro forma disclosures. This guidance is effective prospectively for business combinations that occur on or after the beginning of the fiscal year beginning on or after December 15, 2010, with early adoption permitted. It is applicable to the Company’s fiscal year beginning April 1, 2011. The Company evaluated this guidance, and determined it doesn’t have a material effect on its consolidated financial statements.

In May 2011, the FASB issued guidance to amend certain measurement and disclosure requirements related to fair value measurements to improve consistency with international reporting standards. This guidance is effective prospectively for public entities for interim and annual reporting periods beginning after December 15, 2011, with early adoption by public entities prohibited, and is applicable to the Company’s fiscal quarter beginning January 1, 2012. The Company evaluated this guidance, and determined it doesn’t have a material effect on its consolidated financial statements.

In September 2011, the Financial Accounting Standards Board (FASB) issued amended accounting guidance related to goodwill impairment testing. The new guidance provides the option to perform a qualitative assessment by applying a more likely than not scenario to determine whether the fair value of a reporting unit is less than its carrying amount, which may then allow a company to skip the annual two-step quantitative goodwill impairment test depending on the determination. The amended guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Earlier adoption is permitted. Management does not expect the adoption of the amended guidance to have a material impact on the Company’s consolidated financial statements. The Company evaluated this guidance, and determined it doesn’t have a material effect on its consolidated financial statements.

Recently Issued Accounting Pronouncements

In June 2011, the FASB issued new guidance on the presentation of comprehensive income that will require a company to present components of net income and other comprehensive income in one continuous statement or in two separate, but consecutive statements. There are no changes to the components that are recognized in net income or other comprehensive income under current GAAP. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011, with early adoption permitted. It is applicable to the Company’s fiscal year beginning April 1, 2012. The Company expects this guidance to have an impact on the disclosures related to comprehensive income.

Other recent authoritative guidance issued by the FASB (including technical corrections to the FASB Accounting Standards Codification), the American Institute of Certified Public Accountants, and the SEC did not, or are not expected to have a material effect on the Company’s consolidated financial statements.

Fair Value Measurements	12 Months Ended
Mar. 31, 2012
Fair Value Measurements
4.	Fair Value Measurements

 The Company applies the provisions of ASC 820-10, “Fair Value Measurements and Disclosures.” ASC 820-10 defines fair value, and establishes a three-level valuation hierarchy for disclosures of fair value measurement that enhances disclosure requirements for fair value measures. The carrying amounts reported in the consolidated balance sheets for receivables and current liabilities each qualify as financial instruments and are a reasonable estimate of their fair values because of the short period of time between the origination of such instruments and their expected realization and their current market rate of interest. The three levels of valuation hierarchy are defined as follows:

·	Level 1 inputs to the valuation methodology are quoted prices for identical assets or liabilities in active markets.

·	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

·	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The Company analyzes all financial instruments with features of both liabilities and equity under ASC 480, “Distinguishing Liabilities From Equity” and ASC 815, “Derivatives and Hedging.” Derivative liabilities are adjusted to reflect fair value at each period end, with any increase or decrease in the fair value being recorded in results of operations as adjustments to fair value of derivatives. The effects of interactions between embedded derivatives are calculated and accounted for in arriving at the overall fair value of the financial instruments. In addition, the fair values of freestanding derivative instruments such as warrant and option derivatives are valued using the Black-Scholes model.

The Company uses Level 2 inputs for its valuation methodology for the warrant derivatives as their fair values were determined by using the Black-Scholes option pricing model based on various assumptions. The Company’s derivative liabilities are adjusted to reflect fair value at each period end, with any increase or decrease in the fair value being recorded in results of operations as adjustments to fair value of derivatives.

At March 31, 2012, the Company determined the fair value of the derivative warrant liability to be $452 using the Black-Scholes option pricing model with the following assumptions: 1) expected life 4 years, 2) a risk free interest rate of .51%, 3) a dividend yield of 0% and 4) a volatility of 175%.

The Company identified the following liabilities that are required to be presented on the balance sheet at fair value:

Measured at Fair Value on a Recurring Basis

Warrant derivative liabilities
(in thousands)	Total	Level 1	Level 2	Level 3

March 31, 2012	$452	$-	$452	$-

March 31, 2011	$223	$-	$223	$-

Balance at March 31, 2010	$-
Total gains or losses (realized/unrealized) included in earnings	-
Purchases, issuances and settlements	223

Balance at March 31, 2011	$223
Total gains or losses (realized/unrealized) included in earnings	4,447
Purchases, issuances and settlements	(4,218)

Balance at March 31, 2012	$452

Total amount of gains and losses for the period included in earnings attributable to the change in unrealized gains or losses related to liabilities still held at March 31, 2012	4,447

The warrant derivative liability is included in the accompanying consolidated balance sheet, and is discussed further at Note 12.

The Company did not identify any other recurring assets and liabilities that are required to be presented in the consolidated balance sheets at fair value in accordance with ASC 825.

Measured at Fair Value on A Nonrecurring Basis

Certain assets and liabilities are measured at fair value on a nonrecurring basis; that is, the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment). The following table presents the assets and liabilities carried on the balance sheet by caption and by level within the fair value hierarchy (as described above) as of March 31, 2012 and 2011, for which a nonrecurring change in fair value has been recorded during the years ended March 31, 2012 and 2011.

		Carrying value at March 31, 2012			Cumulative losses
(in thousands)	Total	Level 1	Level 2	Level 3	as of March 31, 2012

Goodwill and other intangible assets	4,457			4,457	74,058

		Carrying value at March 31, 2011			Cumulative losses
(in thousands)	Total	Level 1	Level 2	Level 3	as of March 31, 2011

Goodwill and other intangible assets	9,975			9,975	68,770

Goodwill and other intangible assets measured at fair value on a nonrecurring basis relate to goodwill and intangible assets that were acquired in connection with an acquisition. Losses of $74,058 and $68,770 represent the cumulative impairment charge related to these intangible assets recorded in fiscal years 2012 and 2011, respectively. The fair value of these intangible assets was calculated based on the methods and criteria described in Note 9 – Goodwill and Intangible Assets.

The Company performs a review of the fair value of goodwill and intangible assets. Fair value is defined under ASC 820, Fair Value Measurements and Disclosures as, “The price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date”.

Accounts Receivable	12 Months Ended
Mar. 31, 2012
Accounts Receivable
5.	Accounts Receivable

	March 31,	March 31,
	2012	2011

Billed	$709	$1,523
Unbilled	589	1,272
Less: allowance for doubtful accounts	(108)	(96)

Net Accounts receivable	$1,190	$2,699

Net Accounts receivable of discontinued operations	$-	$-

 The Company had no significant write-offs or recoveries during the years ended March 31, 2012 and March 31, 2011.

Property and Equipment	12 Months Ended
Mar. 31, 2012
Property and Equipment
6.	Property and Equipment

	March 31,	March 31,
	2012	2011

Equipment	$1,310	$1,298
Furniture & fixtures	484	479
Leasehold improvements	184	184

	1,978	1,961
Accumulated depreciation	(1,748)	(1,573)

Net Property and Equipment	$230	$388

Net Property and Equipment of discontinued operations	$-	$-

 Depreciation expense for the years ended March 31, 2012 and 2011 was $199 and $291, respectively for continuing operations and $0 and $27 for discontinued operations.

Description of Stock Plans	12 Months Ended
Mar. 31, 2012
Description of Stock Plans
7.	Description of Stock Plans

On May 26, 2011, our board of directors adopted the 2011 Equity Incentive Plan of NeuMedia, Inc. and on April 27, 2012, our board of directors amended and restated the plan and the related plan documents to change references to the name of our company from the “NeuMedia, Inc.” to “Mandalay Digital Group, Inc.” and further directed that they be submitted to stockholders for their consideration and approval. On May 23, 2012, our stockholders approved and adopted by written consent the Amended and Restated 2011 Equity Incentive Plan of Mandalay Digital Group, Inc. (the “Plan”) and the Mandalay Digital Group, Inc. Amended and Restated 2011 Equity Incentive Plan Notice of Grant and Restricted Stock Agreement and the Mandalay Digital Group, Inc. Amended and Restated 2011 Equity Incentive Plan Notice of Grant and Stock Option Agreement (collectively, the “Related Documents”).

On September 27, 2007, the stockholders of the Company adopted the 2007 Employee, Director and Consultant Stock Plan (“Plan”). Under the Plan, the Company may grant up to 3,000 shares or equivalents of common stock of the Company as incentive stock options (ISO), non-qualified options (NQO), stock grants or stock-based awards to employees, directors or consultants, except that ISO’s shall only be issued to employees. Generally, ISO’s and NQO’s shall be issued at prices not less than fair market value at the date of issuance, as defined, and for terms ranging up to ten years, as defined. All other terms of grants shall be determined by the board of directors of the Company, subject to the Plan.

On February 12, 2008, the Company amended the Plan to increase the number of shares of our common stock that may be issued under the Plan to 7,000 shares and on March 7, 2008, amended the Plan to increase the maximum number of shares of the Company's common stock with respect to which stock rights may be granted in any fiscal year to 1,100 shares. All other terms of the plan remain in full force and effect.

Option Plans

The following table summarizes options granted under the Company’s 2007 Employee, Director and Consultant Stock Plan equity compensation plan for the years ended March 31, 2012 and 2011:

(in thousands)	Number of	Weighted Average
	Shares	Exercise Price
Outstanding at March 31, 2010	6,187	$2.49
Granted	-	$-
Canceled	-	$-
Exercised	-	$-
Outstanding at March 31, 2011	6,187	$1.79
Granted	-	$-
Canceled	(572)	$0.60
Forfeited	(817)	$2.55
Exercised	-	$-
Outstanding at March 31, 2012	4,531	$1.80
Exercisable at March 31, 2012	4,798	$1.80

In April 2011, two former employees each agreed to cancel options to purchase 173,622 shares of common stock in connection with their respective termination agreements.

In December 2011, the Company recorded the cancellation of 9,122 shares of common stock relating to three former employees.

In March 2012, the Company recorded the cancellation of 215,841 shares of common stock.

In March 2012, the Company recorded the forfeiture of 816,667 shares of common stock.

The exercise price for options outstanding and options exercisable at March 31, 2012 was as follows:

	Weighted
	Average		Weighted
	Remaining	Number	Average	Aggregate
Range of	Contractual Life	Outstanding	Exercise	Intrinsic
Exercise Price	(Years)	March 31, 2012	Price	Value

$0 - $1.00	4.27	2,698	$0.47	$1,303,500
$2.00 - $3.00	6.22	1,300	$2.75	$-
$4.00 - $5.00	5.87	800	$4.75	$-
	5.06	4,798	$1.80	$1,303,500

Stock Plans

A summary of the status of the Company’s 2007 Employee, Director and Consultant Stock Plan equity compensation plan, nonvested options as of March 31, 2012 and 2011 pursuant to the Plan, and changes during the years ended March 31, 2012 and 2011 is presented below:

(in thousands)		Weighted Average
	Number of	Grant Date
	Shares	Fair Value
Nonvested at March 31, 2010	-	$-
Granted	1,200	$0.25
Vested	1,200	$0.25
Exercised	-	$-
Nonvested at March 31, 2011	-	$-
Granted	-	$-
Vested	-	$-
Exercised	-	$-
Nonvested at March 31, 2012	-	$-

Cumulative forfeited, March 31, 2011	(218)	$0.61

Cumulative forfeited, March 31, 2012	(1,035)	$2.55

Cumulative canceled, March 31, 2012	(572)	$0.60

As of March 31, 2012, under the Company’s 2007 Employee, Director and Consultant Stock Plan equity compensation plan, there was $0 of total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the Plan. The total fair value of shares vested during the year ended March 31, 2012 was $0, and $0 was forfeited to cover individual tax withholdings. The total fair value of shares vested during the year ended March 31, 2011 was $2,100, and $0 was forfeited to cover individual tax withholdings.

Option Plans and Stock Plans

Total stock compensation expense for the Company’s 2007 Employee, Director and Consultant Stock Plan equity compensation plan and Amended and Restated 2011 Equity Incentive Plan is included in the following statements of operations components:

	Twelve Months Ended	Twelve Months Ended
	March 31,	March 31,
	2012	2011

Product development	$69	$7
Sales and marketing	-	19
General and administrative	7,233	413
	$7,302	$439

Discontinued Operations	12 Months Ended
Mar. 31, 2012
Discontinued Operations
8.	Discontinued Operations

 The Company had been negotiating a restructuring of debt with its senior debt holder for some time.  These negotiations were finalized on June 21, 2010.  On that date, the Company signed and closed a number of transactions, which included the sale of AMV. Pursuant to the Agreement, ValueAct Small Cap Master Fund, L.P. (“ValueAct”) and Nate MacLeitch and Jonathan Cresswell (the “AMV Founders”), acting through a newly formed company, acquired the operating subsidiaries of AMV in exchange for the release of $23,231 of secured indebtedness, which included a release of all amounts due and payable under the secured promissory note in the aggregate principal amount of $5,375 (the “AMV Note”) and all of the amounts due and payable under the Senior Secured Note, issued by Twistbox, due July 31, 2010, as amended on February 12, 2008 (the “ValueAct Note”) except for $3,500 in principal, which is due in one lump sum principal payment on June 21, 2013. In addition, all intercompany balances at that date were cancelled, and all shares of common stock and warrants of the Company held by ValueAct were cancelled. In addition, approximately 3,541 shares of common stock of the Company held by two of the founders of AMV were acquired by the Company.  As of June 30, 2010 the Company accrued $300 to a related party pertaining to the sale of AMV.

In accordance with FASB ASC 205-20, Discontinued Operations, the operating results and net assets and liabilities related to AMV were reclassified as of June 21, 2010 and reported as discontinued operations in the accompanying consolidated financial statements.

In accordance with FASB ASC 360, Property, Plant and Equipment, the Company recorded a gain of $4,200 on the sale of AMV.

The following is a summary of assets and liabilities of the discontinued operations as of March 31, 2010 and as of the disposal date of June 21, 2010 and the resulting gain on sale:

	June 21,	March 31,
	2010	2010
Assets
Cash	$641	$1,251
Working Capital, net of cash	1,536	1,501
Property and Equipment, net	591	668
Goodwill and intangibles	15,948	15,955
Net Assets Sold	$18,716	$19,375

Direct costs associated with the sale	1,173
Currency translation adjustment	234
Other	5

	$20,128

Consideration	24,343

Gain on sale, net of taxes	$4,215

Goodwill and Intangible Assets	12 Months Ended
Mar. 31, 2012
Goodwill and Intangible Assets
9.	Goodwill and Intangible Assets

 Goodwill

A reconciliation of the changes to the Company's carrying amount of goodwill for the years ended March 31, 2012 and 2011 was as follows:

Balance at March 31, 2010	$8,155
Goodwill impairment	(1,546)
Balance at March 31, 2011	$6,609
Goodwill impairment	(2,969)
Balance at March 31, 2012	$3,640

Fair value is defined under ASC 820, Fair Value Measurements and Disclosures as, “The price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date”. The Company considered the income and market approaches to derive an opinion of value. Under the income approach, the Company utilized the discounted cash flow method, and under the market approach, consideration was given to the guideline public company method, the merger and acquisition method, and the market capitalization method.

As a result of the assessment, the Company determined that its net book value exceeded the implied fair value; and recorded an impairment charge of $2,969 for the year ended March 31, 2012 and $1,546 for the year ended March 31, 2011 to write down goodwill. The impairment charge is included “Impairment of goodwill and intangible assets” within operating expenses in the statements of operations.

Intangible Assets

A reconciliation of the changes to the Company's carrying amount of intangible assets for the years ended March 31, 2012 and 2011 was as follows:

	Amortizable	Unamortizable	Total
	Intangible Assets	Intangible Assets	Intangible Assets
Balance at March 31, 2010	1,704	6,491	8,195
Amortization	(347)	-	(347)
Impairment of intangibles	(464)	(4,018)	(4,482)
Balance at March 31, 2011	893	2,473	3,366
Amortization	(230)	-	(230)
Impairment of intangibles	-	(2,319)	(2,319)
Balance at March 31, 2012	$663	$154	$817

The Company performed its annual review of the fair value of intangible assets in the fourth quarter of fiscal 2012. The Company considered the income and market approaches to derive an opinion of value. As a result of the assessment, the Company determined that its net book value exceeded the implied fair value; and recorded an impairment charge of $2,319 for the year ended March 31, 2012 and $4,018 for the year ended March 31, 2011 to write down intangible assets. The impairment charge is included “Impairment of goodwill and intangible assets” within operating expenses in the statements of operations.

The components of intangible assets as at March 31, 2011 and 2012 were as follows:

	As of March 31, 2012
		Accumulated
	Cost	Amortization	Net

Software	$1,611	$(948)	$663
Trade name / Trademark	154	-	$154
Customer list	1,220	(1,220)	$(0)
License agreements	443	(443)	$(0)
	$3,428	$(2,611)	$817

	As of March 31, 2011
		Accumulated
	Cost	Amortization	Net

Software	$1,611	$(718)	$893
Trade name / Trademark	2,473	-	$2,473
Customer list	1,220	(1,220)	$(0)
License agreements	443	(443)	$(0)
	$5,747	$(2,381)	$3,366

The Company has included amortization of acquired intangible assets directly attributable to revenue-generating activities in cost of revenues. The Company has included amortization of acquired intangible assets not directly attributable to revenue-generating activities in operating expenses. During the years ended March 31, 2012 and 2011, the Company recorded amortization expense for continuing operations in the amount of $230 and $295, respectively, in cost of revenues; and amortization expense in the amount of $0 and $54 respectively, in operating expenses. During the years ended March 31, 2012 and 2011 the Company recorded amortization expense for discontinued operations in the amount of $0 and $26, respectively, in cost of revenues; and amortization expense in the amount of $0 and $40, respectively, in operating expenses.

Based on the amortizable intangible assets as of March 31, 2012, we estimate amortization expense for the next five years to be as follows:

Amortization
Year Ending March 31,	Expense
(in thousands)

2013	$232
2014	232
2015	199
$663

 Below is a summary impairment of Goodwill and Intangible assets:

	Intangible Assets	Goodwill

Balance as of March 31, 2010	$9,676	$53,066

Impairment	4,482	1,546

Balance as of March 31, 2011	$14,158	$54,612

Impairment	2,319	2,969

Balance as of March 31, 2012	$16,477	$57,581

Debt	12 Months Ended
Mar. 31, 2012
Debt
10.	Debt

	March 31,	March 31,
	2012	2011

Short Term Debt

Note Payable	$-	$100
Equipment Leases and accrued interest on debt	2	15
Senior secured note, short term accrued interest	73	66
Secured Note, short term accrued interest	-	92
	$75	$273

	March 31,	March 31,
	2012	2011

Long Term Debt

Senior secured note, including PIK interest, net of discount, of $1,020 and $1,856, respectively	$1,881	$776
Convertible note, including accrued interest, net of discount, of $1,132 and $0, respectively	60	-
Secured note, including PIK interest	1,136	3,685

	$3,077	$4,461

Convertible Debt

On December 29, 2011, the Company sold and issued $7,000 of subordinated short term convertible notes (the “New Convertible Note”). The New Convertible Note is subordinated to the New Senior Secured Notes. The New Convertible Note bears interest at a rate of 3% per annum payable at the time of conversion. The term of the New Convertible Note is the earlier of (i) the date of the Company’s next equity financing round or (ii) the date that is one year following the date of the New Convertible Note. The New Convertible Note will automatically convert into shares of the Company’s common stock one year from the date of the New Convertible Note at a conversion price equal to (x) if in connection with a next equity financing round, a 25% discount to the actual or implied stock price in such financing or (y) if the Company does not complete the next equity financing round within one year of the date of the New Convertible Note, at 75% of the average trading price of the Company’s common stock for the 30-day period immediately prior to conversion. In no event shall the conversion price be less than $0.50.

The purchaser of the New Convertible Note also received a warrant (“Convertible Note Warrant”) to purchase shares of common stock of the Company. The number of shares which may be purchased under the Convertible Note Warrant is equal to an amount calculated by multiplying 25% by the quotient obtained by dividing the amount of the principal under the New Convertible Note outstanding immediately prior to conversion by the conversion price. The conversion price is to be determined based on a qualified event or one year with an exercise price of no less than $0.50 per share. The Convertible Note Warrant has a five year term and the issuer can require conversion of the Convertible Note Warrant if (i) the common stock of issuer is traded on NASDAQ (or other national stock exchange); (ii) for at least (60) consecutive days at a price equal to or greater than 150% of the Conversion Price, and (iii) the common stock has traded with an average daily volume of at least 200,000 shares. The Convertible Note Warrant was initially recorded as a derivative liability upon issuance. As discussed in Note 12, the Company received a waiver from the Senior Secured Convertible note holders on March 26, 2012 which allowed the Company to reclassify the Convertible Note Warrant from a derivative liability to additional paid-in capital.

The Company determined that the New Convertible Note has an embedded conversion feature that is required to be bifurcated and measured at fair value at each reporting. At the date of issuance, the fair value of the embedded conversion feature and the Convertible Note Warrant of the New Convertible Note was $6,078 using the Black-Scholes option pricing model with the following assumptions:

·	Expected life of 1 year
·	Risk free interest rate of .12%
·	Dividend yield of 0%
·	Volatility of 175%

The Company determined the fair value of the Convertible Note Warrants to be $2,177, using the Black-Scholes option pricing model with the following assumptions:

·	Expected life of 5 years
·	Risk free interest rate of .88%
·	Dividend yield of 0%
·	Volatility of 175%

The combined total discount pertaining to the conversion feature of the New Convertible Note and the Convertible Note Warrant was originally limited to the face value of the New Convertible Note of $7,000 and is being amortized over the term of the New Convertible Note, with the $1,255 fair value that exceeded the face value being charged to operations as interest expense.

On March 1, 2012, the Company amended the New Convertible Note including the following amendments:

·	The conversion price was amended to $0.70 for the entire principal and all accrued and unpaid interest.

·	The warrants to become exercisable as of March 1, 2012. Previously the warrants could only be exercised by the holder on or after the date on which the common stock had traded on NASDAQ (or any other nationally recognized securities exchange) at a price equal to or greater than the conversion price for a period of 60 consecutive trading days with an average daily volume of at least 200,000 shares.

·	The warrant exercise price was amended to $0.70.

On March 1, 2012, the entire amount of the New Convertible Note of $7,000 including accrued interest of $37 was converted into 10,053 shares based on an agreed upon conversion rate of $0.70. The Company assessed the debt modification for the New Convertible Note and determined that it met the requirements for extinguishment accounting per FASB ASC 470 and accordingly, recorded a gain on extinguishment of debt of $2,117 for the year ended March 31, 2012.

The Company had recorded a debt discount based on the fair value of the Convertible Note Warrant and the embedded conversion feature. Due to the conversion of the New Convertible Note, the Company expensed the $7,000 debt discount to interest expense.

ValueAct Note

As described in Note 8, in connection with the disposal of AMV on June 21, 2010, all amounts due and payable under the AMV Note were released, and the ValueAct Note was amended and restated in its entirety and reduced to $3,500 of principal (the “Amended ValueAct Note”).

On December 16, 2011, the ValueAct Note was purchased in its entirety by Taja LLC (“Taja) and was amended to remove certain negative covenants from the Note (the “Amended Taja Note”). The Purchase of the ValueAct Note was independent of the Company, and the Company did not receive or pay out any cash related to this transaction.

On December 29, 2011, the Company and Taja entered into a binding term sheet for convertible note financing (“Taja Convertible Note”) and effectively a third amendment to the Second Amended Note (“Third Amended Note”). The Taja Convertible Note became effective on February 27, 2012. The Third Amended Note (1) changed the maturity date from June 21, 2013 to June 21, 2015, (2) extended the payment in kind (“PIK”) election to the note through the revised term, and (3) stripped out $3,000 of principal to create the Taja Convertible Note, leaving a principal balance of $500 plus accrued interest of $562 for a total of $1,062. As consideration for amending the note, Taja also received a warrant (“Incentive Warrant”) to purchase 2,000 shares of common stock of the Company at an exercise price of $0.25 per share, subject to adjustment. Taja also received 25% warrant coverage (“Coverage Warrant”) determined by dividing the principal amount of the Taja Convertible Note by the conversion price multiplied by 25%. The Incentive Warrant and the Coverage Warrant have a five year term and vest one year from issue date. The Coverage Warrant was initially recorded as a derivative liability upon issuance. As discussed in Note 12, the Company received a waiver from the Senior Secured Convertible note holders on March 26, 2012 which allowed the Company to reclassify the Convertible Note Warrant from a derivative liability to additional paid-in capital. The Company assessed the debt modification for the Third Amended Note and determined that it met the requirements for extinguishment accounting per FASB ASC 470 and accordingly, recorded a loss on extinguishment of debt of $1,459 for the year ended March 31, 2012.

On March 1, 2012, the Company and Taja entered into a second binding term sheet (“Amended Taja Convertible Note”) to amend certain provisions of the December 29, 2011 binding term sheet (1) the maturity date was revised to March 1, 2014, (2) the conversion price was amended to $0.70 share, (3) conversion of the note must not cause the holder to exceed 4.9% ownership, except that on the maturity date the entire remaining amount of principle and interest shall automatically convert into shares of common stock of the Company (4) the Amended Taja Convertible Note becomes accelerated and immediately due and payable upon the consummation by the Company of one or more equity sales from and after March 1, 2012 resulting in aggregate net proceeds of at least $10,000, (5) the conversion date is to occur the earlier of (x) the date that the long-form documents are executed and delivered to all parties, and (y) March 19, 2012, (6) the 2,000 Incentive Warrants issued as consideration for the Third Amended Note were amended to vest and be exercisable one year from March 1, 2012, (7) the exercise date of the Coverage Warrants was amended to one year following the conversion date, and (8) the term sheet was binding on the parties and their respective successors and assigns regardless of whether the parties execute long form agreements, as opposed to the previous term sheet that contemplated going to long form agreements.

The Company determined that the Amended Taja Convertible Note has an embedded conversion feature that is required to be bifurcated and measured at fair value at each reporting. At the date of issuance, the fair value of the embedded conversion feature was $2,250 using the Black-Scholes option pricing model with the following assumptions:

·	Expected life of 1 years
·	Risk free interest rate of .17%
·	Dividend yield of 0%
·	Volatility of 175%.

The Company determined the fair value of the Coverage Warrant and the Incentive Warrant to be $750 and $1,459, respectively, using the Black-Scholes option pricing model with the following assumptions:

·	Expected life of 5 years
·	Risk free interest rate of .84%
·	Dividend yield of 0%
·	Volatility of 175%.

The combined total discount pertaining to the conversion factor of the Taja Convertible Note and the Coverage warrant was originally limited to the face value of the Taja Convertible Note of $3,000 and is being amortized over the term, with the $837 fair value of the embedded conversion feature that exceeded the face value being charged to operations as interest expense.

On March 19, 2012, the Company issued 2,600 shares of its common stock to Taja for the conversion of $1,820 of the Amended Taja Convertible Note. The Company expensed to interest expense the debt discount on a pro rata basis of the amount converted to the original debt amount to reflect the conversion of the $1,820. During the year ended March 31, 2012, the Company recorded interest expense of $1,873 related to the amortization of the debt discount. The remaining discount of $1,127 will be amortized over the period ending March 1, 2014. The Company assessed the conversion of $1,820 and determined that it met the requirements for extinguishment accounting per FASB ASC 470 and accordingly, recorded a gain on extinguishment of debt of $1,346 for the year ended March 31, 2012.

As of March 31, 2012, the $1,180 outstanding principal balance is convertible into approximately 1,686,000 shares of common stock at a conversion price of $0.70. At March 31, 2012, the if-converted value exceeds the principal by approximately $405.

Senior Secured Convertible Notes

On June 21, 2010, for purposes of capitalizing the Company, the Company sold and issued $2,500 of Senior Secured Convertible Notes due June 21, 2013 of the Company (the “New Senior Secured Notes”) to certain of the Company’s significant stockholders.  The New Senior Secured Notes have a three year term and bear interest at a rate of 10% per annum payable in arrears semi-annually. The entire principal balance is due in one lump sum payment on June 21, 2013. Notwithstanding the foregoing, at any time on or prior to the 18th month following the original issue date of the New Senior Secured Notes, the Company may, at its option, in lieu of making any cash payment of interest, elect that the amount of any interest due and payable on any interest payment date on or prior to the 18th month following the original issue date of the New Senior Secured Notes be added to the principal due under the New Senior Secured Notes. The accrued and unpaid principal and interest due on the New Senior Secured Notes are convertible at any time at the election of the holder into shares of common stock of the Company at a conversion price of $0.15 per share, subject to adjustment. The New Senior Secured Notes are secured by a first lien on substantially all of the assets of the Company and its subsidiaries pursuant to the terms of that certain Guarantee and Security Agreement, dated as of June 21, 2010, among Twistbox, the Company, each of the subsidiaries thereof party thereto, the investors party thereto and Trinad Management. The Amended ValueAct Note is subordinated to the New Senior Secured Notes pursuant to the terms of that certain Subordination Agreement, dated as of June 21, 2010, by and between Trinad Capital Master Fund, and ValueAct, and each of the Company and Twistbox.

Each purchaser of a New Senior Secured Note also received a warrant (“Warrant”) to purchase shares of common stock of the Company at an exercise price of $0.25 per share, subject to adjustment.  For each $1 of New Senior Secured Notes purchased, the purchaser received a Warrant to purchase 3.33 shares of common stock of the Company.  Each Warrant has a five year term.

The Warrants granted to the New Senior Secured Note holders on June 21, 2010 and conversion feature in the New Senior Secured Notes are not considered derivative instruments since the Warrants and the New Senior Secured Notes have a set conversion price and all of the requirements for equity classification were met. The Company determined the fair value of the detachable warrants issued in connection with the New Senior Secured Notes to be $1,678, using the Black-Scholes option pricing model and the following assumptions:  expected life of 5 years, a risk free interest rate of 2.05%, a dividend yield of 0% and volatility of 54.62%. In addition, the Company determined the value of the beneficial conversion feature to be $5,833. The combined total discount for the New Senior Secured Notes is limited to the face value of the New Senior Secured Notes of $2,500 and is being amortized over the term of the New Senior Secured Notes. For the year ended March 31, 2012, the Company amortized $835 of the aforesaid discounts as interest and financing costs in the accompanying consolidated statements of operations. The remaining discount of $1,020 will be amortized over the period ending June 21, 2013.

As of March 31, 2012, the $2,974 outstanding principal and accrued interest is convertible into approximately 19,827 shares of common stock at a conversion price of $0.15. At March 31, 2012, the if-converted value exceeds the principal and accrued interest by approximately $15,663.

Related Party Transactions	12 Months Ended
Mar. 31, 2012
Related Party Transactions
11.	Related Party Transactions

The Company engages in various business relationships with shareholders and officers and their related entities. The significant relationships are disclosed below.

On September 14, 2006, the Company entered into a five year management agreement (“Agreement”) with Trinad Management, the manager of Trinad Capital Master Fund, which is one of our principal stockholders. In addition, Robert Ellin, our director, is the managing director of and portfolio manager for Trinad Management. Pursuant to the terms of the Agreement, Trinad Management provides certain management services, including, without limitation, relating to the sourcing, structuring and negotiation of a potential business combination transaction involving the Company in exchange for a fee of $90 per quarter, plus reimbursements of all related expenses reasonably incurred. The Agreement expired on September 14, 2011, but was extended to December 31, 2011. During the years ended March 31, 2012 and 2011, the Company incurred management fees under the agreement of $270 and $360, respectively. At March 31, 2012 and March 31, 2011, the accrued payable to Trinad Management was $135 and $180, respectively.

Capital Stock Transactions	12 Months Ended
Mar. 31, 2012
Capital Stock Transactions
12.	Capital Stock Transactions

Preferred Stock

There are 100 shares of Series A Convertible Preferred Stock (“Series A”) authorized, issued and outstanding. The Series A has a par value of $0.0001 per share. The Series A holders are entitled to: (1) vote on an equal per share basis as common stock, (2) dividends paid to the common stock holders on an as if-converted basis and (3) a liquidation preference equal to the greater of $10 per share of Series A (subject to adjustment) or such amount that would have been paid to the common stock holders on an as if-converted basis.

Common Stock and Warrants

In addition, in connection with the New Senior Secured Notes described in Note 10, on June 21, 2010, each purchaser of a New Senior Secured Note also received a warrant (“Warrant”) to purchase shares of common stock of the Company at an exercise price of $0.25 per share, subject to adjustment. For each $1 of New Senior Secured Notes purchased, the purchaser received a Warrant to purchase 3.33 shares of common stock of the Company. Each Warrant has a five year term. The warrants were valued at $1,678 using the Black Scholes pricing model (see Note 10) and were originally recorded as equity.

In February 2011, a former officer of the Company, agreed to cancel 300,000 shares underlying an option to purchase 350,000 shares of common stock of the Company, and the Company granted an option to purchase 300,000 shares of the Company’s common stock at an exercise price of $0.25 per share. The Company determined the incremental fair value of the options issued to be $37, using the Black-Scholes option pricing model and the following assumptions: expected life of 6.98 years, a risk free interest rate of 2.99%, a dividend yield of 0% and volatility of 75%.

In February 2011, an officer of the Company, agreed to cancel 400,000 shares underlying an option to purchase 450,000 shares of common stock of the Company, and the Company granted an option to purchase 400,000 shares of the Company’s common stock at an exercise price of $0.25 per share. The Company determined the incremental fair value of the options issued to be $50, using the Black-Scholes option pricing model and the following assumptions: expected life of 6.98 years, a risk free interest rate of 2.99%, a dividend yield of 0% and volatility of 75%.

In September 2010, the Company entered into a consulting agreement, pursuant to which, the Company issued warrants to purchase 150,000 shares of the Company’s common stock at an exercise price of $0.39 per share. The Company determined the fair value of the warrants issued to be $26, using the Black-Scholes option pricing model and the following assumptions: expected life of 3.00 years, a risk free interest rate of 0.70%, a dividend yield of 0% and volatility of 75%. In February 2011, an officer of the Company, agreed to cancel an option to purchase 500,000 shares of common stock of the Company, and the Company granted an option to purchase 500,000 shares of the Company’s common stock at an exercise price of $0.25 per share. The Company determined the incremental fair value of the options issued to be $26, using the Black-Scholes option pricing model and the following assumptions: expected life of 3.00 years, a risk free interest rate of 1.02%, a dividend yield of 0% and volatility of 75%.

On April 1, 2011, 347,244 shares of common stock of the Company were issued to two former employees of the Company, as compensation, at the closing market price on that date of $0.58 cents per share, resulting in a total value of $201. In addition, the employees each agreed to cancel options to purchase 173,622 shares of common stock in connection with their respective termination agreements which were valued at $132. The Company determined the fair value of the cancelled options using the Black-Scholes option pricing model and the following assumptions: expected life of 5.11 years, a risk free interest rate of 1.76%, a dividend yield of 0% and volatility of 75%. The net value of the termination was $69.

On April 6, 2011, the Company entered into a consulting agreement. On January 3, 2012 the Company issued 150,000 shares of common stock of the Company to the consultant. The shares vest over a one year period. The shares were valued at the closing market price on that date of $0.58 cents per share. The overall value was determined to be $87, of which $87 was recorded through the period ended March 31, 2012.

On April 6, 2011, the Company issued warrants to purchase 75,000 shares of the Company’s common stock to a vendor, as compensation for services rendered, at $0.25 cents per share. The Company determined the fair value of the warrants issued to be a $34, using the Black-Scholes option pricing model and the following assumptions:  expected life of 3.00 years, a risk free interest rate of .81%, a dividend yield of 0% and volatility of 75%. The warrants vest over a six month period and $34 of expense has been recorded through the period ended March 31, 2012.

In May 2011, 150,000 shares of common stock of the Company were issued to a vendor as a settlement, at the closing market price on that date of $0.40 cents per share, resulting in a total value of $60.

In June 2011, the Company entered into a consulting agreement, pursuant to which, the Company issued warrants to purchase 150,000 shares of the Company’s common stock at an exercise price of $0.47 cents per share. At June 30, 2011, the Company determined the fair value of the warrants issued to be $53, using the Black-Scholes option pricing model and the following assumptions:  expected life of 3.00 years, a risk free interest rate of 0.81%, a dividend yield of 0% and volatility of 75%. The warrants vest over a one year period and $53 of expense has been recorded through the period ended March 31, 2012.

In June 2011, the Company entered into a consulting agreement, pursuant to which, the Company issued warrants to purchase 150,000 shares of the Company’s common stock at an exercise price of $0.47 cents per share. At June 30, 2011, the Company determined the fair value of the warrants issued to be $92, using the Black-Scholes option pricing model and the following assumptions:  expected life of 3.00 years, a risk free interest rate of 0.83%, a dividend yield of 0% and volatility of 75%. The warrants vest over a one year period and $48 of expense has been recorded in the period ended March 31, 2012.

On December 29, 2011, the Company issued a convertible promissory note for $7,000, pursuant to which the Company issued warrants to purchase 3,500,000 shares based on 25% coverage and a conversion rate of $0.50. The exercise price was $0.50 at the date of issuance with a five year life. At December 29, 2011, the Company determined the fair value of the warrants to be $2,177 using the Black-Scholes option pricing model and the following assumptions:  expected life of 5 years, a risk free interest rate of 0.88%, a dividend yield of 0% and volatility of 175%. The fair value of the warrants was recorded as a debt discount. On March 1, 2012 the note was amended, changing the conversion price to $0.70 cents per share, and the Company issued 10,053,333 shares of common stock of the Company in full payment of principle and interest of the New Convertible Note at the new conversion price, and recognized the full expense of the warrants and debt discount in interest expense as of March 31, 2012.

In December 2011, the Company issued 50,000 shares of common stock of the Company to Digital Turbine Group LLC for the purchase of its assets. The shares were valued at the closing market price on that date of $0.65 cents per share. The overall value was determined to be $31, and was recorded as production expense as of December 31, 2011.

In December 2011, the Company issued 50,000 shares of common stock of the Company to a consultant. The shares are partially vested, but are restricted for a one year period. The vesting of the shares is both performance and market based, and as such, the Company performed a valuation under ASC 718 and determined overall value to be $39, and $11 was recorded as an expense through March 31, 2012.

In December 2011, the Company issued 100,000 shares of common stock of the Company to a consultant. The shares are partially vested, but are restricted for a one year period. The vesting of the shares is both performance and market based, and as such, the Company performed a valuation under ASC 718 and determined the overall value to be $77, and $22 was recorded as an expense through March 31, 2012.

In December 2011, the Company issued 100,000 shares of common stock of the Company to a consultant. The shares are partially vested, but are restricted for a one year period. The vesting of the shares is both performance and market based, and as such, the Company performed a valuation under ASC 718 and determined the overall value to be $77, and $22 was recorded as an expense through March 31, 2012.

In December 2011, the Company issued 1,787,500 shares of common stock of the Company to a consultant. The shares are partially vested, but are restricted for a one year period. The vesting of the shares is both performance and market based, and as such, the Company performed a valuation under ASC 718 and determined the overall value to be $1,379, and $400 was recorded as an expense through March 31, 2012.

In December 2011, the Company issued 50,000 shares of common stock of the Company to a consultant. The shares are partially vested, but are restricted for a one year period. The vesting of the shares is both performance and market based, and as such, the Company performed a valuation under ASC 718 and determined the overall value to be $39, and $11 was recorded as an expense through March 31, 2012.

In December 2011, the Company issued 100,000 shares of common stock of the Company to a consultant. The shares are partially vested, but are restricted for a one year period. The vesting of the shares is both performance and market based, and as such, the Company performed a valuation under ASC 718 and determined the overall value to be $77, and $22 was recorded as an expense through March 31, 2012.

In December 2011, the Company issued 9,037,500 shares of common stock of the Company to a consultant. The shares are partially vested, but are restricted for a one year period. The vesting of the shares is both performance and market based, and as such, the Company performed a valuation under ASC 718 and determined the overall value to be $6,974, and $2,025 was recorded as an expense through March 31, 2012.

In December 2011, the Company issued 200,000 shares of common stock of the Company to a consultant. The shares are partially vested, but are restricted for a one year period. The vesting of the shares is both performance and market based, and as such, the Company performed a valuation under ASC 718 and determined the overall value to be $154, and $44 was recorded as an expense through March 31, 2012.

In December 2011, the Company issued 500,000 shares of common stock of the Company to a consultant. The shares are partially vested, but are restricted for a one year period. The vesting of the shares is both performance and market based, and as such, the Company performed a valuation under ASC 718 and determined the overall value to be $386, and $112 was recorded as an expense through March 31, 2012.

In December 2011, the Company issued 25,000 shares of common stock of the Company to a consultant. The shares are partially vested, but are restricted for a one year period. The vesting of the shares is both performance and market based, and as such, the Company performed a valuation under ASC 718 and determined the overall value to be $19, and $6 was recorded as an expense through March 31, 2012.

In December 2011, the Company issued 500,000 shares of common stock of the Company to a consultant. The shares are partially vested, but are restricted for a one year period. The vesting of the shares is both performance and market based, and as such, the Company performed a valuation under ASC 718 and determined the overall value to be $386, and $112 was recorded as an expense through March 31, 2012.

In December 2011, the Company issued 1,000,000 shares of common stock of the Company to a director. The shares vest over a period of one year. The shares were valued at the closing market price on that date of $0.62 cents per share. The overall value was determined to be $620, and $207 of expense was recorded through the period ended March 31, 2012.

In December 2011, the Company issued 1,000,000 shares of common stock of the Company to a director. The shares vest over a period of one year. The shares were valued at the closing market price on that date of $0.62 cents per share. The overall value was determined to be $620, and $207 of expense was recorded through the period ended March 31, 2012.

In December 2011, the Company issued 1,000,000 shares of common stock of the Company to a director. The shares vest over a period of one year. The shares were valued at the closing market price on that date of $0.61 cents per share. The overall value was determined to be $610, and $158 of expense was recorded through the period ended March 31, 2012.

In December 2011, the Company issued 3,400,000 shares of common stock of the Company to a director. The shares are partially vested, but are restricted for a one year period. The vesting of the shares is both performance and market based, and as such, the Company performed a valuation under ASC 718 and determined the overall value to be $2,624, and $1,454 of expense was recorded through the period ended March 31, 2012.

In December 2011, the Company issued 3,600,000 shares of common stock of the Company to a director. The shares are vested, but are restricted for a one year period. The shares were valued at the closing market price on that date of $0.61 cents per share. The overall value was determined to be $2,196, and $2,196 of expense was recorded in the period ended December 31, 2011.

In January 2012, the Company entered into a consulting agreement, pursuant to which, the Company issued 150,000 shares of common stock of the Company. The shares are vested and were valued at the closing market price on that date of $0.65 cents per share. The overall value was determined to be $98, and $98 of expense was recorded in the period ended January 31, 2012.

In January 2012, the Company entered into a consulting agreement, pursuant to which, the Company issued 150,000 shares of common stock of the Company. The shares vest over one year and were valued at the closing market price on that date of $0.65 cents per share. The overall value was determined to be $98, and $59 of expense was recorded through the period ended March 31, 2012.

In January 2012, the Company issued 1,375,000 shares of common stock of the Company to three employees. 875,000 of the shares are vested, but are restricted for a two year period. The shares were valued at the closing market price on that date of $0.65 cents per share. The overall value was determined to be $894, and $569 of expense was recorded through the period ended March 31, 2012.

In March 2012, the Company issued 50,000 shares of common stock of the Company to a vendor. The shares are vested, but restricted for a one year period. The shares were valued at the closing market price on that date of $0.85 cents per share. The overall value was determined to be $42, of which $42 was recorded in the period ended March 31, 2012.

In March 2012, the Company issued 150,000 shares of common stock of the Company to a vendor. The shares vest over one year and were valued at the closing market price on that date of $0.90 cents per share. The overall value was determined to be $135, of which $2 was recorded through the period ended March 31, 2012.

In March 2012, the Company sold 3,857,143 shares of common stock of the Company to investors for $0.70 cents per share. In connection with this sale of common stock, the Company issued warrants to purchase 964,286 shares of common stock of the Company at an exercise price of $0.70 cents per share with a term of 5 years.

In March 2012, the Company issued warrants to purchase 2,000,000 shares of common stock of the Company at an exercise price of $0.70 cents per share with a term of 5 years. The warrants were issued as consideration related to the modification of an existing note to convertible debt and treated as debt modification expense of $1,459 as of March 31, 2012.

In March 2012, the Company issued 1,071,429 warrants to purchase shares of common stock of the Company at an exercise price of $0.70 cents per share. The Company recorded expense of $610 through the period ended March 31, 2012.

Derivative liabilities

As of March 31, 2012, the Company determined that certain warrants were considered derivatives because they did not meet the scope exception in ASC 815-10-15-74. The fair value of these warrants was $452 and $223 at March 31, 2012 and 2011, respectively.

On December 29, 2011, the Company issued a $7,000 New Convertible Note with conversion rate at 75% of the average trading price of the Company’s common stock for the 30-day period immediately prior to conversion with a floor of $0.50. Pursuant to the agreement, the Company issued a Coverage Warrant equal to multiplying 25% by the quotient obtained by dividing the amount of the principal under the convertible note outstanding immediately prior to conversion by the conversion price.

Previously issued warrants and embedded conversion features had met the scope exception in ASC 815-10-15-74; however, due to the increased number of potential common shares that would need to be issued upon conversion of the note, the Company did not have sufficient authorized and unissued shares as required by

ASC 815-40-25-10 (b) causing all outstanding derivatives and embedded conversion features to not meet the scope exception in ASC 815-10-15-74. As a result, the Company was required to separately account for the outstanding warrants and embedded conversion options as derivative liabilities, carried at fair value and marked-to-market each reporting period, with changes in the fair value each period being charged or credited to operations.

On December 29, 2011, the Company valued all previously outstanding warrants and embedded conversion features using the Black-Scholes model and reclassified $17,549 from additional paid-in capital to derivative liabilities. The Company also recorded a derivative liability of $8,255 representing the fair value of the embedded conversion option and the Coverage Warrant issued with the New Convertible Note. The Company determined the fair value using the Black-Scholes option pricing model with the following assumptions:

	Previously Outstanding Instruments		New Convertible Note
		Embedded	Embedded
		Conversion	Conversion	Coverage
	Warrants	Options	Option	Warrant
Estimated Life (years)	1.82 – 4.5	1.48	1	5
Risk Free Interest Rate	.28 - .88%	0.12%	0.12%	0.88%
Dividend Yield	0%	0%	0%	0%
Volatility	175%	175%	175%	175%

On March 26, 2012, the Senior Secured Convertible Note holders issued a waiver to the Company stating that they would not convert their notes until the Company has notified them in writing that the Company has increased its authorized capital sufficiently so that the conversion, exchange or exercise of all convertible securities can be effectuated without the Company exceeding its authorized capital.

With the issuance of the waiver, the Company determined that the outstanding warrants and embedded conversion options met the scope exception of ASC 815-10-15-74 as it had sufficient authorized and unissued shares as required by ASC 815-40-25-10 (b). Therefore, the Company valued all outstanding warrants and embedded conversion options on March 26, 2011 and reclassified $28,733 from derivative liability to additional paid-in capital. The Company determined the fair value using the Black-Scholes option pricing model with the following assumptions:

		Embedded
		Conversion
	Warrants	Options
Estimated Life (years)	1.60 - 4.93	1.24
Risk Free Interest Rate	0.36% - 1.04%	0.12%
Dividend Yield	0%	0%
Volatility	175%	175%

Restricted Stock Agreements

During the year ended March 31, 2012, the Company entered into restrictive stock agreements (“RSAs”) with certain employees and consultants. The RSAs have performance conditions, market conditions, time conditions or a combination. Once the stock vests, the individual is restricted from selling the shares of stock for a certain defined period from three months to two years depending on the RSA. Certain RSA are granted voting rights while other RSAs are not granted voting rights.

Performance and Market Condition RSAs

On December 28, 2011, the Company issued 15,850 restricted shares with vesting criteria based on both performance and market conditions. The vesting is as follows: (i) one third (1/3) shall vest immediately upon the completion of one or more debt or equity financings during the period ending two (2) years from the date hereof (the “Measurement Period”) in favor of the Company of gross proceeds of at least $5 million; (ii) one third (1/3) shall vest immediately if on any date during the Measurement Period the Company’s total enterprise value (computed by multiplying the number of outstanding shares of Common Stock on a fully diluted (taking into account only those stock options that are in-the-money on such date), as-converted basis by the average daily trading price for Common Stock for the thirty (30) trading day period immediately preceding the date of determination) equals or exceeds $100 million; and (iii) one third (1/3) shall vest immediately if on any date during the Measurement Period the Company’s total enterprise value (calculated as set forth in clause (ii) above) equals or exceeds $200 million; provided, however, that all unvested shares of restricted common stock shall vest immediately upon the sale of all or substantially all of the assets of the Company, upon the merger or reorganization of the Company following which the equity holders of the Company immediately prior to the consummation of such merger or reorganization collectively own less than 50% of the voting power of the resulting entity, or upon the sale of equity securities of the Company representing 50% or more of the voting power of the Company or 50% or more of the economic interest in the Company in a single transaction or in a series of related transactions.

Each share is restricted from the individual selling the stock for a period of one year from the date of vesting.

Of the 15,850 restricted shares, the 5,283 vested shares and 8,292 unvested shares were granted voting rights and have been included in the outstanding shares as of March 31, 2012. The remaining unvested shares do not have voting rights and have been excluded from the outstanding shares as of March 31, 2012.

On December 28, 2011, one third of the restricted shares vested due to the $7,000 financing agreement entered into by the Company. The Company valued the 5,283 vested RSAs at $3,223 using the Company’s ending share price at December 28, 2011 of $0.61.

For accounting purposes, the one third unvested shares related to the $100,000 enterprise value and the one third unvested shares related to the $200,000 enterprise value are considered to have a market condition. The effect of the market condition is reflected in the grant date fair value of the award and, thus compensation expense is recognized on this type of award provided that the requisite service is rendered (regardless of whether the market condition is achieved). The Company estimated the grant date fair value to be $0.279 per share and $0.206 per share for the $100,000 enterprise value and $200,000 enterprise value, respectively, using a Monte Carlo simulation that uses the following assumptions:

·	Volatility – 100%
·	Restricted stock discount – 36.1%
·	Risk free interest rate of 0.1%
·	Dividend yield of 0%

The Company expensed $3,552 related to the 15,850 RSAs issued on December 28, 2011 and will expense the remaining $2,233 over the period ended December 28, 2013.

Time and Performance Condition RSAs

On January 3, 2012, the Company issued 2,375 restricted shares with vesting criteria based on both time and performance conditions. At January 3, 2012, 1,025 restricted shares vested immediately and the remaining 1,375 unvested shares must meet certain performance criteria which has either not been defined by the Board of Directors or the Company has determined that the probability of meeting the performance criteria is 0%.

Each share is restricted from the individual selling the stock for a period from one year up to two years from the date of vesting.

Of the 2,375 restricted shares, the 1,025 vested shares are determined to have voting rights and have been included in the outstanding shares as of March 31, 2012. The remaining 1,350 unvested shares do not have voting rights and have been excluded from the outstanding shares as of March 31, 2012.

For accounting purposes, the Company determined the grant date fair value to be $0.65 per share which is the closing price of the Company’s stock price on January 3, 2012. The Company expensed $662, related to the 2,375 RSAs issued on January 3, 2012. No further expense will be taken until the Board of Directors details the performance criteria.

Time Condition RSAs

On various dates during the year ended March 31, 2012, the Company issued 7,100 restricted shares with vesting criteria based on time conditions. As of March 31, 2012, 3,650 restricted shares were vested with each share being restricted from the individual selling the stock for a period from three months up to two years from the date of vesting.

Of the 7,100 restricted shares, the 3,650 vested shares are determined to have voting rights and have been included in the outstanding shares as of March 31, 2012. The remaining 3,450 unvested shares do not have voting rights and have been excluded from the outstanding shares as of March 31, 2012.

For accounting purposes, the Company determined the weighted average grant date fair value to be $0.62 per share based on the closing price of the Company’s stock price on the various issue dates. The Company expensed $2,957 related to the 7,100 RSAs and will expense the remaining $2,142 grant date fair value over the year ended March 31, 2013.

The following table summarizes the RSA activity:

		Weighted
(in thousands, except grant date fair value)		Average
	Number of	Grant Date
	Shares	Fair Value
Unvested at March 31, 2010	-	-
Granted	300	0.250
Canceled	-	-
Vested	300	-
Unvested at March 31, 2011	-	$0.25
Granted	25,325	0.463
Canceled	-	-
Vested	(9,958)	0.618
Unvested at March 31, 2012	15,667	$0.36

Employee Benefit Plans	12 Months Ended
Mar. 31, 2012
Employee Benefit Plans
13.	Employee Benefit Plans

The Company has an employee 401(k) savings plan covering full-time eligible employees.  These employees may contribute eligible compensation up to the annual IRS limit. The Company does not make matching contributions.

Income Taxes	12 Months Ended
Mar. 31, 2012
Income Taxes
14.	Income Taxes

The difference between taxes at actual rates and the federal statutory rate was as follows:

	Year Ended	Year Ended
	March 31	March 31
	2012	2011

Statutory Federal Income Taxes	(10,086)	(2,528)
State income taxes, net of federal benefit	(1,447)	(440)
Write down of goodwill and other perm diff	1,790	535
Foreign Expense	88	(809)
Increase in Valuation Allowance	9,765	2,680
Income tax provision (benefit)	110	(562)
Less discontinued Operations	-	809
Income tax provision (benefit) for Continuing Ops	110	247

Deferred tax assets and liabilities consist of the following:

	Year Ended	Year Ended
	March 31,	March 31,
	2012	2011

Net Operating Loss Carryforward	24,188	22,891
Amortization of Intangible Asset	(1,404)	(1,404)
Stock-based compensation	11,735	3,358
Credit Carryforwards	(248)	-
Other	54	(15)
Deferred Tax	34,326	24,830
Valuation Allowance	(34,326)	(24,830)
Net Deferred Tax Asset	-	-

In accordance with ASC 740 and based on all available evidence on a jurisdictional basis, the Company believes that, it is more likely than not that its deferred tax assets will not be utilized, and has recorded a full valuation allowance against its net deferred tax assets in each jurisdiction.

As of March 31, 2012, the Company had net operating loss (NOL) carry-forwards to reduce future Federal income taxes of approximately $60,355, expiring in various years ranging through 2031. Utilization of the NOLs may be subject to a substantial annual limitation due to ownership change limitations that may have occurred or that could occur in the future, as required by Section 382 of the Internal Revenue Code of 1986, as amended (the "Code"), as well as similar state limitations.  These ownership changes may limit the amount of NOLs that can be utilized annually to offset future taxable income and tax, respectively.  In general, an "ownership change" as defined by Section 382 of the Code, results from a transaction of series of transactions over a three-year period resulting in an ownership change of more than 50 percentage points of the outstanding stock by a company by certain stockholders or public groups.

As of March 31, 2012, realization of the Company's net deferred tax asset of approximately $34,326 was not considered more likely than not and, accordingly, a valuation allowance of $34,326 has been provided. During the year ended March 31, 2012, the valuation allowance increased by $9,496.

ASC 740 requires the consideration of a valuation allowance to reflect the likelihood of realization of deferred tax assets.  Significant management judgment is required in determining any valuation allowance recorded against deferred tax assets.

The Company adopted the provisions of ASC 740 on January 1, 2008 and there was no difference between the amounts of unrecognized tax benefits recognized in the balance sheet prior to the adoption of ASC 740 and those after the adoption of ASC 740. There were no unrecognized tax benefits not subject to valuation allowance as at March 31, 2012 and March 31, 2011. The Company recognized no interest and penalties on income taxes in its statement of operations for the year ended March 31, 2012; or the year ended March 31, 2011.  Management has evaluated and concluded that there are no significant uncertain tax positions requiring recognition in the Company’s financial statements as of March 31, 2012. The Company’s Federal and State income tax returns remain subject to examination for all tax years ended 2008 and 2007, respectively. The Company is currently under audit examination by the IRS of the tax year December 31, 2010.

Segment and Geographic information	12 Months Ended
Mar. 31, 2012
Segment and Geographic information
15.	Segment and Geographic information

The Company operates in one reportable segment in which it is a developer and publisher of branded entertainment content for mobile phones. Revenues are attributed to geographic areas based on the country in which the carrier’s principal operations are located. The Company attributes its long-lived assets, which primarily consist of property and equipment, to a country primarily based on the physical location of the assets. Goodwill and intangibles are not included in this allocation. The following information sets forth geographic information on our sales and net property and equipment for the period ended March 31, 2012:

	North		Other
	America	Europe	Regions	Consolidated

Twelve Months ended March 31, 2012
Net sales to unaffiliated customers	215	4,977	2,038	$7,230

Property and equipment, net
at March 31, 2012	177	52	1	$230

	North		Other
	America	Europe	Regions	Consolidated

Twelve Months ended March 31, 2011
Net sales to unaffiliated customers	688	6,819	1,679	$9,186

Property and equipment, net
at March 31, 2011	322	65	1	$388

Our largest customer accounted for 41% of gross revenues in the year ended March 31, 2012; and 49% in the year ended March 31, 2011.

Commitments and Contingencies	12 Months Ended
Mar. 31, 2012
Commitments and Contingencies
16.	Commitments and Contingencies

Operating Lease Obligations

The Company leases office facilities and equipment under noncancelable operating leases expiring in various years through 2014.

Following is a summary of future minimum payments under initial terms of leases as of:

Year Ending March 31,
2013	$32
2014	$5
Total minimum lease payments	$37

These amounts do not reflect future escalations for real estate taxes and building operating expenses.  Rental expense for continuing operations amounted to $170 and $291, respectively, for the years ended March 31, 2012 and 2011.

Other Obligations

As of March 31, 2012, the Company was obligated for payments under various distribution agreements, equipment lease agreements, employment contracts and consulting agreements with initial terms greater than one year at March 31, 2012.  Annual payments relating to these commitments at March 31, 2012 are as follows:

Year Ending March 31,
2013	$1,108
Total minimum payments	$1,108

On December 28, 2011, the Company entered into an employment agreement with Peter Adderton to serve as the Company’s Chief Executive Officer and as a member of the Company’s Board of Directors.  The term of the agreement is one year.  Pursuant to the agreement, the Company agreed to the following:

·	Annual Fees: For all services rendered by the Chief Executive Officer under this agreement, the Company shall pay the Executive an aggregate fee of four hundred fifty thousand dollars ($450,000) per annum.

·	Special Incentive Bonus: Mr. Adderton is to receive a bonus of $250,000 payable (A) 50% upon completion of a $5 million financing(s) during the two years following the date of the employment agreement (“Measurement Period”) and (B) the remaining $125,000 upon the successful completion of additional debt or equity financing(s) during the Measurement Period, which, when aggregated with any prior financings during the Measurement Period, result in the Company realizing at least $10 million of gross proceeds.

·	Annual Bonus: Mr. Adderton shall be entitled to be paid an annual incentive bonus in cash in an amount of up to 100% of his salary based upon satisfaction of performance-related milestones. The performance-related milestones shall be mutually determined by the Board of Directors and Mr. Adderton within sixty (60) days of the effective Date of the employment agreement.

·	Restricted Stock Grant: The Company granted Mr. Adderton 9,037,500 shares of the Company’s restricted common stock, subject to the certain terms and conditions specified in the restricted stock agreement, which shall vest as follows: (i) one third (1/3) shall vest immediately upon the completion of one or more debt or equity financings during the Measurement Period in favor of the Company of gross proceeds of at least $5 million; (ii) one third (1/3) shall vest immediately if on any date during the Measurement Period the Company’s total enterprise value (computed by multiplying the number of outstanding shares of the Employer’s common stock on a fully diluted (taking into account only those stock options that are in-the-money on such date), as-converted basis by the average daily trading price for the Company’s common stock for the thirty (30) trading day period immediately preceding the date of determination) equals or exceeds $100 million; and (iii) one third (1/3) shall vest immediately if on any date during the Measurement Period the Company’s total enterprise value (calculated as set forth in clause (ii) above) equals or exceeds $200 million; provided , however , that all unvested shares of restricted common stock shall vest immediately upon the sale of all or substantially all of the assets of the Company, upon the merger or reorganization of the Company following which the equity holders of the Company immediately prior to the consummation of such merger or reorganization collectively own less than 50% of the voting power of the resulting entity, or upon the sale of equity securities of the Company representing 50% or more of the voting power of the Company or 50% or more of the economic interest in the Company in a single transaction or in a series of related transactions (i.e., a “Change of Control”). All shares shall be subject to a one (1) year lock-up following the vesting of such shares.

·	Additional Performance Bonuses: Mr. Adderton shall be entitled to payment of (i) a performance bonus equal to $2.5 million in cash or registered and freely tradable stock of the Company, at Mr. Adderton’s choice, if, on any date during the Measurement Period the Company’s total enterprise value (calculated as set forth in Section 4(e)(ii) above) equals or exceeds $150 million; and (ii) payment of a performance bonus equal to $10 million in cash or registered and freely tradable stock of the Company, at Mr. Adderton’s choice, if, on any date during the Measurement Period, the Company’s total enterprise value (calculated as set forth in Section 4(e)(ii) above) equals or exceeds $1 billion. Any bonus payable under this subsection (f) shall vest upon the achievement of the specified criteria and shall be paid on or within thirty (30) days of such vesting date.

The Company entered into an agreement with Robert Ellin to serve as the Company’s Executive Chairman.  The term of the agreement is one year.  Pursuant to the agreement, the Company agreed to the following:

·	Annual Fees: For all services rendered by the Chairman under this agreement, the Company shall pay the Chairman an aggregate fee of four hundred fifty thousand dollars ($450,000) per annum.

·	Annual Bonus: Mr. Ellin shall be entitled to be paid an annual incentive bonus in cash in an amount of up to 100% of his salary based upon satisfaction of performance-related milestones. The performance-related milestones shall be mutually determined by the Board of Directors and Mr. Ellin within sixty (60) days of the effective Date of the employment agreement.

·	Restricted Stock Grant: The Company granted Mr. Ellin 3,400,000 shares of the Company’s restricted common stock, subject to the certain terms and conditions specified in the restricted stock agreement, which shall vest as follows: (i) one third (1/3) shall vest immediately upon the completion of one or more debt or equity financings during the Measurement Period in favor of the Company of gross proceeds of at least $5 million; (ii) one third (1/3) shall vest immediately if on any date during the Measurement Period the Company’s total enterprise value (computed by multiplying the number of outstanding shares of the Employer’s common stock on a fully diluted (taking into account only those stock options that are in-the-money on such date), as-converted basis by the average daily trading price for the Company’s common stock for the thirty (30) trading day period immediately preceding the date of determination) equals or exceeds $100 million; and (iii) one third (1/3) shall vest immediately if on any date during the Measurement Period the Company’s total enterprise value (calculated as set forth in clause (ii) above) equals or exceeds $200 million; provided , however , that all unvested shares of restricted common stock shall vest immediately upon the sale of all or substantially all of the assets of the Company, upon the merger or reorganization of the Company following which the equity holders of the Company immediately prior to the consummation of such merger or reorganization collectively own less than 50% of the voting power of the resulting entity, or upon the sale of equity securities of the Company representing 50% or more of the voting power of the Company or 50% or more of the economic interest in the Company in a single transaction or in a series of related transactions (i.e., a “Change of Control”). All shares shall be subject to a one (1) year lock-up following the vesting of such shares.

·	Additional Performance Bonuses: Mr. Ellin shall be entitled to payment of (i) a performance bonus equal to $1.5 million in cash or registered and freely tradable stock of the Company, at Mr. Ellin’s choice, if, on any date during the Measurement Period the Company’s total enterprise value (calculated as set forth in Section 4(e)(ii) above) equals or exceeds $150 million; and (ii) payment of a performance bonus equal to $3.3 million in cash or registered and freely tradable stock of the Company, at Mr. Ellin’s choice, if, on any date during the Measurement Period, the Company’s total enterprise value (calculated as set forth in Section 4(e)(ii) above) equals or exceeds $1 billion. Any bonus payable under this subsection (f) shall vest upon the achievement of the specified criteria and shall be paid on or within thirty (30) days of such vesting date.

Litigation

Twistbox’s wholly owned subsidiary, WAAT Media Corp. (“WAAT”) and General Media Communications, Inc. (“GMCI”) were parties to a content license agreement dated May 30, 2006, whereby GMCI granted to WAAT certain exclusive rights to exploit GMCI branded content via mobile devices. GMCI terminated the agreement on January 26, 2009 based on its claim that WAAT failed to cure a material breach pertaining to the non-payment of a minimum royalty guarantee installment in the amount of $485. On or about March 16, 2009, GMCI filed a complaint seeking the balance of the minimum guarantee payments due under the agreement in the approximate amount of $4,085. WAAT counter-sued claiming GMCI was not entitled to the claimed amount and that it had breached the agreement by, among other things, failing to promote, market and advertise the mobile services as required under the agreement and by fraudulently inducing WAAT to enter into the agreement based on GMCI’s repeated assurances of its intention to reinvigorate its flagship brand. GMCI filed a demurrer to the counter-claim. WAAT subsequently filed an amended counter-claim. On August 16, 2011, the LA Superior Court ruled in favor of WAAT’s Summary Judgment Motion. As a result, GMCI’s potential damages were limited to the amount of minimum royalty installments that accrued prior to termination of the content license agreement in the amount of approximately $800. Trial had been scheduled for April 16, 2012, however on December 22, 2011 the parties agreed to a settlement of $300 in favor of GMCI, pursuant to which WAAT will be required to pay GMCI $300 over a 30 month period, beginning December 28, 2011. As of March 31, 2012 the Company has accrued $260, which is included in Accounts Payable on the balance sheet.

On March 6, 2012 the Company received a notice of levy in the amount of $73 pertaining to a dispute with a service provider. The Company has recorded the full amount in Accounts Payable on the consolidated balance sheet.

On May 4, 2012 the Company received notice of a judgment in the amount of £23 pertaining to a dispute with a previous employee. The Company has recorded the full amount in Accrued Compensation on the consolidated balance sheet.

The Company is subject to various claims and legal proceedings arising in the normal course of business. Based on the opinion of the Company’s legal counsel, management believes that the ultimate liability, if any in the aggregate of other claims will not be material to the financial position or results of operations of the Company for any future period; and no liability has been accrued.

Subsequent Events	12 Months Ended
Mar. 31, 2012
Subsequent Events
17.	Subsequent Events

As previously reported on a Current Report on Form 8-K filed March 23, 2012, on February 22, 2012, the Company received notice from the OTC Bulletin Board (OTC BB) that its common stock would be removed from OTC BB under NASD Rule 6530(e), under which any OTC BB issuer that is delinquent in its reporting obligations three times in a 24-month period is ineligible for quotation on the OTC BB for a period of one year. The Company requested and received a hearing to review the OTC BB's determination, which occurred on April 2, 2012 before the Financial Industry Regulatory Authority (FINRA). On May 16, 2012, the Company received notice of decision from FINRA that the Company’s securities are not eligible for continued quotation on the OTC BB and would be promptly removed from the OTC BB. The Company believes that while it is seeking a long term solution to enhanced stockholder liquidity, its common stock will continue to be traded in other over the counter markets under its same ticker symbol (MNDL or MNDLE), such as the OTC Market's OTC QB (accessed through www.otcmarkets.com, but not incorporated by reference herein). Although there are no guarantees of success, the Company is actively pursuing appropriate steps to ensure the long term liquidity of the Company's common stock, including seeking listing on a national securities exchange.

On April 12, 2012, the Company entered into a Separation and General Release Agreement with Mr. David Mandell, Executive Vice President and General Counsel of Mandalay Digital Group, Inc.

On May 6, 2012, the Board of Directors of the Company elected Mr. Christopher Rogers as a director.

As previously reported on a Current Report on Form 8-K filed May, 30, 2012, on May 18, 2012 the Company entered into amendments to the restricted stock agreements governing grants of shares of restricted common stock made to Mr. Peter Adderton, chief executive officer, and Mr. Robert Ellin, executive chairman, the original details of which were previously disclosed on the Company’s Current Report on Form 8-K filed on January 4, 2012. These amendments clarified that the holders of such shares have all rights of a stockholder with respect to those shares (vested or unvested), including voting and dividend rights, subject to the restrictions and forfeiture provisions of the restricted stock agreements.

On May 23, 2012, the Company received the written consent from stockholders holding a majority of its outstanding common stock to permit (but not require) the Board of Directors of the Company to amend its Amended and Restated Certificate of Incorporation to (i) effect a reverse stock split of the Company’s common stock at any time prior to April 26, 2013, by a ratio of not less than one-for-two and not more than one-for-ten, with the exact ratio to be set at a whole number within this range as determined by the Board of Directors in its sole discretion (the “Reverse Stock Split”) and (ii) to increase the number of authorized shares of the Company’s capital stock to 202,000,000 shares of stock, of which 200,000,000 shares would be classified as Company common stock and 2,000,000 shares would be classified as Company preferred stock (the “Authorized Stock Increase”). In addition, such stockholders, pursuant to the written consent, also approved the Company’s Amended and Restated 2011 Equity Incentive Plan of the Company, and related forms of Equity Incentive Plan Notice of Grant Restricted Stock Agreement, and Notice of Grant and Stock Option Agreement (the “Plan Approval”).

On June 7, 2012, the Company entered into an Equity Financing Binding Term Sheet, with an accredited investor, pursuant to which the Company agreed to issue an aggregate of 1,428,571 shares of its common stock and warrants to purchase 357,142 shares of its common stock (subject to adjustment), for an aggregate purchase price of $1,000,000. The warrants have an exercise price of $0.70 per share (subject to adjustment) and a five year term. In addition, the Equity Agreement provides that (a) the Company will use its best efforts to file a registration statement covering the shares of common stock issued and the shares of common stock issuable upon exercise of the warrants within 120 calendar days after the date of the Equity Agreements and use its best efforts to cause the registration statement to become effective as soon as possible thereafter; and (b) the applicable investor will have a right to participate in future financings by the Company (subject to standard exceptions) for a period of two years on a pro rata basis in accordance with his ownership interests in the Company (on a fully diluted basis assuming exercise of the applicable warrant).

On June, 7, 2012, Adage Capital Partners, LP agreed that it would not to abstain from exercising its warrant to purchase 2,500,000 shares of common stock, issued December 29, 2011, as amended March 1, 2012, until informed in writing by the Company that the Company has increased its authorized capital sufficiently so that exercise can be effectuated without the Company being in an over-issuance position with respect to the shares underlying such warrants.

On June, 7, 2012, TAJA, LLC agreed that it would abstain from exercising the following warrants and convertible note, until informed in writing by the Company that the Company has increased its authorized capital sufficiently so that exercise can be effectuated without the Company being in an over-issuance position with respect to the shares underlying such warrants and note: (1) Warrant to Purchase 1,071,429 shares of Common Stock, issued December 29, 2011, as amended on March 1, 2012; (2) Warrant to Purchase 2,000,000 shares of Common Stock issued December 29 ,2011 as amended on March 1, 2012; (3) Unsecured Subordinated Convertible Note, due June 21, 2015, in the original principal amount of $3,000,000.